                                                         THE AAL MUTUAL FUNDS
                                                              PROSPECTUS

                                                  As Supplemented February 12, 2004

                                                         Class A and B Shares

                                                           February 1, 2004

                                                     Thrivent Mid Cap Growth Fund

                                                       Thrivent High Yield Fund

                                                         Thrivent Income Fund

                                                 Thrivent Limited Maturity Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                                   Page

Thrivent Mid Cap Growth Fund
Thrivent High Yield Fund
Thrivent Income Fund
Thrivent Limited Maturity Bond Fund

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
         Investment Adviser
         Advisory Fees
         Portfolio Management
         Personal Securities Investments

SHAREHOLDER INFORMATION
         Pricing Funds' Shares
         Choosing a Class of Shares
         Class A Shares
         Class B Shares
         Buying Shares
         Redeeming Shares
         Exchanging Shares Between Funds

DISTRIBUTIONS
         Dividends
         Capital Gains
         Distribution Options

TAXES
         General

NONPRINCIPAL INVESTMENT PRACTICES

THRIVENT MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Mid Cap Growth Fund tries to increase the long-term value of your investment by investing in common stocks of U.S.
companies with medium market capitalizations.  Under normal market conditions, Thrivent Mid Cap Growth Fund invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index and the S&P Mid Cap 400/Barra Growth
Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as of February 1, 2004, mid
cap companies have market capitalization between $259 million and $13.2 billion (according to the S&P Mid Cap 400 Index).   Should
Thrivent Investment Mgt. the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.
Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Thrivent Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL INVESTMENT RISKS

Thrivent Mid Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  They also may decline because of factors that affect a particular industry.

Equity Investment Risk.  To the extent the Fund invests in common stocks, it may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company' earning or revenues fall short of expectations, its stock price may fall dramatically.

Mid Cap Risk.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Growth Securities Risk.  Each Fund may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Thrivent Mid Cap Growth Fund is newly-created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap Growth Fund./1/

----------------------------------------------- --------------------------------------------- ------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)       CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Sales Charge (Load) Imposed on          5.50%                                         None
Purchases (as a percentage of offering price)
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Deferred Sales Charge (Load) (as a      1.00%/2/                                      5.00%
percentage of net asset value at time of
purchase or redemption, whichever is lower)
----------------------------------------------- --------------------------------------------- ------------------------------

----------------------------------------------- --------------------------------------------- ------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)   CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Management Fees                                 0.44%                                         0.44%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Distribution (12b-1) Fees                       0.25%                                         1.00%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Other Expenses/3/                               0.72%                                         1.60%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Total Annual Fund Operating Expenses            1.41%                                         3.04%
----------------------------------------------- --------------------------------------------- ------------------------------

/1/ The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, the Fund may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/ When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/ Because Thrivent Mid Cap Growth Fund has been newly organized, the percentage expense levels shown in the table as "Other
Expenses" are based on estimates for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $690                       $992
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $784                       $1,196
----------------------------- -------------------------- ---------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $690                       $992
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $284                       $896
----------------------------- -------------------------- ---------------------------

THRIVENT HIGH YIELD FUND

INVESTMENT OBJECTIVE

Thrivent High Yield Fund seeks a high current income and, secondarily, growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks (e.g. collateralized debt obligations, convertible bonds and convertible preferred stock).  These securities are commonly know as "junk bonds."  At the time of purchase these securities are rated within or below the BB major rating category by Standard & Poor's Corporation or the Ba major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Investment
Mgt., the Portfolio's investment adviser.  The Fund invests in securities regardless of the securities' maturity average.  Should
Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt. focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
Thrivent High Yield Fund is subject to the following principal investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  They also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and, consequently,  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Convertible Securities Risk.  Convertible securities tend to be subordinate to other debt securities issued by the same company.
Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings.
These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.
If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.   Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk. The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Thrivent High Yield Fund is newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent High Yield Fund./1/

----------------------------------------------- --------------------------------------------- ------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)       CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)   4.5%                                          None

----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value at time of
purchase or redemption, whichever is lower)     1.00%/2/                                      5.00%
----------------------------------------------- --------------------------------------------- ------------------------------

----------------------------------------------- --------------------------------------------- ------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)   CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Management Fees                                 0.39%                                         0.39%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Distribution (12b-1) Fees                       0.25%                                         1.00%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Other Expenses/3/                               0.27%                                         0.36%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Total Annual Fund Operating Expenses            0.91%                                         1.75%
----------------------------------------------- --------------------------------------------- ------------------------------

/1/ The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, the Fund may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/ When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/ Because Thrivent High Yield Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses"
are based on estimates for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $541                       $736
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $684                       $879
----------------------------- -------------------------- ---------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $541                       $736
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $184                       $579
----------------------------- -------------------------- ---------------------------

THRIVENT INCOME FUND

INVESTMENT OBJECTIVE

Thrivent Income Fund seeks high current income while preserving principal.  The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities.  Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa"
major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as
sales, assets, markets, management, products and services, earnings, and financial structure.   Quantitative analysis generally
involves dealing with measurable factors such as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt.
focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
Thrivent Income Fund is subject to the following principal investment risk.

Market Risk.   Over time securities markets generally tend to move in cycles with periods when securities prices rise and periods when securities prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policy.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt.  As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.  High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  Bonds with longer durations tend to be more sensitive to changes in interest rates than bonds with shorter durations.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

High Yield Risk.   Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Thrivent Income Fund is a newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Income Fund./1/

----------------------------------------------- --------------------------------------------- ------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)       CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)   4.50%                                         None
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value at time of
purchase or redemption, whichever is lower)     1.00%/2/                                      5.00%
----------------------------------------------- --------------------------------------------- ------------------------------

----------------------------------------------- --------------------------------------------- ------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)
                                                CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Management Fees                                 0.34%                                         0.34%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Distribution (12b-1) Fees                       0.25%                                         1.00%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Other Expenses/3/                               0.20%                                         0.32%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Total Annual Fund Operating Expenses            0.79%                                         1.66%
----------------------------------------------- --------------------------------------------- ------------------------------

/1/ The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/ When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/ Because Thrivent Income Fund has been newly organized, the percentage expense levels shown in the Table "Other Expenses" are based on estimates for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $629                       $798
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $675                       $851
----------------------------- -------------------------- ---------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $629                       $798
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $175                       $551
----------------------------- -------------------------- ---------------------------

THRIVENT LIMITED MATURITY BOND FUND

INVESTMENT OBJECTIVE
Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.  Under normal conditions, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by Standard & Poor's Corporation or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.  Should Thrivent Investment Mgt. determine that the
Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Quantitative analysis generally involves dealing with measurable factors.  Such as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets. Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt.
focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
Thrivent Limited Maturity Bond Fund is subject to the following principal investment risk.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer  Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policy.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt.  As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.  High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Thrivent Limited Maturity Bond Fund is newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Limited Maturity Bond Fund./1/

----------------------------------------------- --------------------------------------------- ------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)       CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)   None                                          None
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value at time of
purchase or redemption, whichever is lower)     None                                          None1
----------------------------------------------- --------------------------------------------- ------------------------------

----------------------------------------------- --------------------------------------------- ------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)   CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Management Fees                                 0.30%                                         0.30%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Distribution (12b-1) Fees                       0.25%                                         0.25%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Other Expenses /2/                              0.39%                                         0.22%
----------------------------------------------- --------------------------------------------- ------------------------------
----------------------------------------------- --------------------------------------------- ------------------------------
Total Annual Fund Operating Expenses            0.94%                                         0.77%
----------------------------------------------- --------------------------------------------- ------------------------------

/1/ Class B shares of the Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds.
Class B shareholders of the Thrivent Limited Maturity Bond Fund will be responsible for any Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund.  In addition, the Fund may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances."  The Fund also may charge a fee of up to $30 for a redemption by wire.  See "Shareholder
Information - Redeeming Shares."

/2/ Because Thrivent Limited Maturity Bond Fund has been newly organized, the percentage expense levels shown in the table as "Other
Expenses: are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $544                       $747
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $81                        $554
----------------------------- -------------------------- ---------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $544                       $747
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $81                        $254
----------------------------- -------------------------- ---------------------------

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

INVESTMENT ADVISER

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, for each of the Funds.  Thrivent Investment Mgt. and its affiliates managed approximately $58 billion in assets as of September 30, 2003, including approximately $10.7 billion in mutual fund assets.  Thrivent Investment Mgt. provides investment research and supervision of the Funds' investment.  Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the
Funds.

Thrivent Investment Management, Inc. and the Fund have received an exemptive order from the Securities and Exchange Commission
("SEC") that permits Thrivent Investment Management, Inc. and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for a Portfolio, or subsequently change the subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio.  Thrivent
Investment Management, Inc. will notify variable contract owners in the event that it adds a subadviser or  changes  the identity of the subadviser of a Portfolio

ADVISORY FEES
The adviser fee schedule for the four new Funds is set forth in the table below.  The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of each Fund.

---------------------------------------------------------------------------------------------------------------------------------
Average Daily Net Assets in Millions of Dollars
---------------------------------------------------------------------------------------------------------------------------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Fund               $0 to         $100 to       $200 to       $250 to       $500 to       $1,000 to    $2,500 to     Over
                   $100          $200          $250          $500          $1,000        $2,500       $5,000        $5,000
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent
Mid Cap
Growth Fund        0.45%         0.40%         0.40%         0.35%         0.30%         0.25%        0.25%         0.25%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent High
Yield Fund         0.40%         0.40%         0.40%         0.40%         0.35%         0.30%        0.30%         0.30%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent Income
Fund               0.35%         0.35%         0.35%         0.35%         0.325%        0.30%        0.30%         0.30%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent
Limited Maturity
Bond Fund          0.30%         0.30%         0.30%         0.30%         0.275%        0.25%        0.25%         0.25%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------

PORTFOLIO MANAGEMENT

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA and Brian L. Torkelson will serve as the Portfolio co-managers of Thrivent Mid Cap Growth Fund.

Andrea J. Thomas, CFA has served as portfolio manager of the LB Opportunity Growth Fund since 2002.  She also has served as portfolio manager of the Opportunity Growth Portfolio, a series of an affiliated mutual fund group, since 2002.  Ms. Thomas has been with Thrivent Investment Mgt. since 1993 and served as an associate portfolio manger from 1997 to 2002.

Brian L. Thorkelson has served as the portfolio manger of the LB Mid Cap Growth Fund since its inception in 1998.  He also has served as portfolio manger of the Mid Cap Growth Portfolio, a series of an affiliated mutual fund group, since 1997.  Mr. Thorkelson has been with Thrivent Investment Mgt. since 1987.

Thrivent High Yield Fund

Paul J. Ocenasek and Mark L. Simenstad will serve as Portfolio co-managers of Thrivent High Yield Fund.

Mr. Ocenasek has served as a portfolio manager of the LB High Yield Fund since 1997.  He also has served as portfolio co-manager of the High Yield Portfolio, a series of an affiliated mutual fund group, since 2001.  Mr. Ocenasek has been with Thrivent Investment
Mgt. since 1987.

Mr. Simenstad has served as a portfolio manager of the LB High Yield Fund since 2001, and he has been a portfolio manager with
Thrivent Investment Mgt. since 1999.  Mr. Simenstad served as chief investment officer for fixed-income investing at Voyageur Asset
Management from 1996 until 1999.

Thrivent Income Fund

Michael G. Landreville and Alan D. Onstad will serve as Portfolio co-managers of Thrivent Income Fund.

Mr. Landreville has served as a portfolio manager of the LB Income Fund since 1998.  Mr. Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  The AAL Bond Fund since 2002, Income Portfolio since 2001,
Limited Maturity Bond Portfolio since 2001, and LB Limited Maturity Bond Fund since 1999.  Mr. Landreville has been with Thrivent
Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

Mr. Onstad has served as a portfolio manager of the LB Income Fund since 2002.  Mr. Onstad also serves as a portfolio manager of the following series of affiliated mutual fund groups:  Income Portfolio since 2002, The AAL Bond Fund since 1999, and Balanced Fund since 1999.  Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Limited Maturity Bond Fund

Michael G. Landreville, CFA  will serve as Portfolio manager of Thrivent Limited Maturity Bond Fund.

Mr. Landreville has served as portfolio manager of the LB Limited Maturity Bond Fund since its inception in 1999.  Mr. Landreville
also serves as a portfolio manager of the following series of affiliated mutual fund groups:   Bond Fund since 2002, Income
Portfolio since 2001, Limited Maturity Bond Portfolio since 2001, and LB Income Fund since 1998.  Mr. Landreville has been with
Thrivent Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

PERSONAL SECURITIES INVESTMENTS
Personnel of Thrivent Investment Mgt. may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

SHAREHOLDER INFORMATION

HOW TO CONTACT US

By Telephone:
1-800-847-4836
press 1 to speak with a customer service representative
           or
press 2 to use the Automated Service Line

By Internet:
www.thrivent.com

By Mail:
     The AAL Mutual Funds
     P.O. Box 219348
     Kansas City, MO 64121-9348

By Express Mail:
     The AAL Mutual Funds
     210 West 10th Street, 8th Floor
     Kansas City, MO 64105

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Fund receives your payment or redemption request.

The Funds determine the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other
Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees and delegated to Thrivent Investment Mgt.

Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the
Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial and certain other third parties i.e., transfer agents and third party retirement plan administrators to receive orders for the purchase and redemption of shares of the Funds.

Choosing A Class Of Shares

This Prospectus offers two classes of shares, each with its own sales charges and fees. You should choose the class of shares that you believe is the most appropriate for you, given the amount of your purchase, the length of time you anticipate holding the shares, and other factors.

                                      Class A shares                                      Class B shares
------------------------------------------------------------------------------------------------------------------------------------

Sales Charges                         Initial sales charge at time of                     Contingent Deferred Sales Charge ("CDSC")
                                      up to 5.5% for equity funds and 4.5%                of 5% to 1%, depending on how
                                      for fixed income funds depending on amount          long you hold your shares before you
                                      of investment                                       redeem them.  There is no CDSC after
                                                                                          five years
-----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Distribution Fee           None                                                0.75%. Class B shares convert
                                                                                          automatically to Class A shares after
                                                                                          five years
-----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Shareholder                0.25% each year of average daily net                0.25% each year of average daily net
Servicing Fee                         assets
-----------------------------------------------------------------------------------------------------------------------------------

Class A and Class B shares have an annual Rule 12b-1 fee, based on the SEC rule that permits this type of fee.  Under its 12b-1 plan, the Funds pay Thrivent Investment Mgt. shareholder servicing fees for Class A and Class B shares and distribution fees for the sale and distribution of Class B shares (other than those of Thrivent Limited Maturity Bond Fund). Those fees are paid out of a
Fund's assets attributable to the Class B shares on an ongoing basis, and as a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent Mid Cap Growth Fund.

  WHEN YOU                                      THIS % IS                    WHICH EQUALS THIS
INVEST THIS                                     DEDUCTED FOR                   % OF YOUR
  AMOUNT                                        SALES CHARGES                   INVESTMENT
-----------------                         -------------------------    ------------------------------
Less than $50,000                                   5.5%                         5.82%
$50,000 and above but less than $100,000            4.5%                         4.71%
$100,000 and above but less than $250,000           3.5%                         3.63%
$250,000 and above but less than $500,000           2.5%                         2.56%
$500,000 and above but less than $1,000,000         2.0%                         2.04%
$1,000,000 or more                                  0%*                          0%*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent High Yield Fund and Thrivent Income
Fund.

WHEN YOU                                        THIS % IS                     WHICH EQUALS THIS
INVEST THIS                                     DEDUCTED FOR                    % OF YOUR
  AMOUNT                                        SALES CHARGES                   INVESTMENT
-----------------                         ------------------------     ------------------------------
Less than $50,000                                   4.5%                         4.71%
$50,000 and above but less than $100,000            4.0%                         4.17%
$100,000 and above but less than $250,000           3.5%                         3.63%
$250,000 and above but less than $500,000           2.5%                         2.56%
$500,000 and above but less than $1,000,000         2.0%                         2.04%
$1,000,000 or more                                  0%*                          0%*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

Ways To Eliminate Or Reduce The Initial Sales Charges

Rights of Accumulation:  You can combine the value of all shares of any class of the Funds (except shares of Thrivent Limited
Maturity Bond Fund)that you or members of your family who live with you own to the amount of your next Class A purchase for the purpose of calculating the sales charge. The value of all shares in an employer sponsored retirement plan (except shares of Thrivent
Limited Maturity Bond Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan.  Rights of accumulation  apply to shares which you own in The Lutheran Brotherhood Family of Funds and shares which you purchase by exchanging shares of The Lutheran Brotherhood Family of Funds.

Automatic Reinvestments:  Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds (except Thrivent Limited Maturity Bond Fund) will not be subject to any initial sales charge..

Thirteen-month Letter of Intent:  If you intend to accumulate $50,000 or more, including the value of purchases made during the previous 90 days, in Class A or Class B shares of one or more of the Funds (except Thrivent Limited Maturity Bond Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares. The Letter of
Intent applies to shares which you own in The Lutheran Brotherhood Family of Funds and shares which you purchase by exchanging shares of The Lutheran Brotherhood Family of Funds.

Reinvestment upon Redemption:  Except for certain Qualified Retirement Plans, if you redeem any or all of your Class A shares of any
Fund (except Thrivent Limited Maturity Bond Fund), or if you redeem any or all of your Class B shares of any Fund, or receive cash dividends from one of these Funds, you may reinvest any amount of your redemption in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares.  You must make your reinvestment within 90 days after redeeming your Class
A shares or Class B shares and inform the Fund that you qualify for this discount. Your redemption may be a taxable event even if the shares are later reinvested.

Surrender or Dividend Withdrawal:  If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent Financial for Lutherans ("Thrivent Financial") or Thrivent Life Insurance Company and direct that the money be used to purchase Class A shares of a Fund, the sales charge will be waived.

Amount Invested From Close-out of Small Class B Account:  If you redeem a Class B Account which is below $500 and instruct that the proceeds be used to purchase additional shares of an existing Class A Account in order to meet the required minimum amount for the
Fund, the proceeds from the redemption of your Class B Account will not be subject to a sales charge.

Investment Advisory Program:  Class A shares purchased in connection with a fee-based investment advisory program offered by
Thrivent Investment Mgt. will not be subject to any sales charge.

Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Section 501(c)(3) of the Internal Revenue Code.

Class B Shares

If you buy Class B shares, you will not be charged an initial sales charge. The entire purchase amount is immediately invested, but a CDSC of up to 5% will apply to shares redeemed within five years of purchase.

                                              This % of net asset value
 When you sell shares in                       at the time of purchase
 this year after you                           (or of sale, if lower) is
     bought them                              deducted from your proceeds
------------------------                   -----------------------------------
      1st Year . . . . . . . . . . . . . . . . . . . . . 5%
      2nd Year . . . . . . . . . . . . . . . . . . . . . 4
      3rd Year . . . . . . . . . . . . . . . . . . . . . 3
      4th Year . . . . . . . . . . . . . . . . . . . . . 2
      5th Year . . . . . . . . . . . . . . . . . . . . . 1

In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the CDSC and then Class B shares held for the longest period of time.  There is no CDSC on exchanges into Class B shares of the other Funds.
The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. However, if you exchange Class A shares of Thrivent Limited Maturity Bond Fund for Class B shares of any other Fund, the date of the exchange will be used for purposes of calculating the CDSC.  If you exchange Class B shares of any other Fund for Class B shares of Thrivent
Limited Maturity Bond Fund, the CDSC will stop declining during the period your investment is in Thrivent Limited Maturity Bond
Fund.  The amount of any CDSC will be paid to Thrivent Investment Mgt., the distributor for the Funds.

Initial investments in Class B shares of $100,000 or more per purchase will not be accepted. Because of the reduced sales charges available on such purchases, Class A shares (or Institutional Class shares if the investor is eligible) must be purchased instead.
Class B shares of Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of another Fund.

Contingent Deferred Sales Charge Waivers

No CDSC will apply to the following:

*  Increases in the net asset value of Class B shares above the purchase price;

*  Class B shares purchased through reinvestment of dividends and capital gains distributions;

*  Class B shares purchased more than five years prior to redemption;

*  Class B shares redeemed due to the death or disability of a sole individual shareholder (but not for shares held in joint accounts or "family," "living" or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan);

Class B share redemptions from certain retirement plans which are taken in substantially equal payments; or

Redemption of a Class B Share account which is below $500 with instructions to purchase additional shares of an existing Class A
Share account in order to meet the required minimum amount for the Fund.

Conversion Of Class B Shares To Class A Shares

Your Class B shares will automatically convert into Class A shares of the same Fund after five years and consequently will no longer
be subject to the higher expenses borne by Class B shares.   The Fund will not include the period that you held Class B shares of
Thrivent Limited Maturity Bond Fund in calculating the five-year period.

Buying Shares

Opening An Account

You must open an account for each Fund that you want to purchase. Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call our Investment Interaction Center ("Interaction
Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

                                                                           First             Additional
Regular Account                                                           Purchase           Purchases
----------------------                                                   ------------      -------------

All Funds except Thrivent Limited Maturity Bond Fund                        $1,000                $50
Thrivent Limited Maturity Bond Fund                                         $2,500               $100

IRA or Tax-Deferred Plan
----------------------------------

All Funds except Thrivent Limited Maturity Bond Fund                          $500                 $50
Thrivent Limited Maturity Bond Fund                                           $500                $100

                                                                                    Minimum Monthly
Automatic Investment Plan                                                          Amount Per Account
-----------------------------------                                            --------------------------

All Funds except Thrivent Limited Maturity Bond Fund                                      $50
Thrivent Limited Maturity Bond Fund                                                      $100

Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays.  Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day.  Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day.  The Funds reserve the right to reject any purchase request.

Initial Purchases

     You may purchase initial shares through your Registered Representative or in any of the following ways:

     * By mail; or
     * By wire transfer.

Initial Purchases by Mail

To buy shares of the Funds by mail:

* Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

* Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The AAL Mutual Funds."

Class B shares of Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds.

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Step 1:  Call our Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

         *  Your account registration;
         *  The name of the Fund(s) in which you want to invest;
         *  The Class of shares you wish to buy;
         *  Your address;
         *  Your Social Security or tax identification number;
         *  The dollar amount;
         *  The name of the wiring bank; and
         *  The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2:  Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #0110 00028

         Credit:
           Thrivent Financial Investor Services as agent
           for the benefit of The AAL Mutual Funds
           Account #4195-538-6

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Step 3:  Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

*  By mail;
*  By telephone;
*  By the Internet;
*  By wire transfer; or
*  Through the Automatic Investment Plan.

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing.  Please indicate your
Fund account number on the face of your check.  If you have more than one account, always verify that you are investing in the proper account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application.  Once you have selected this option, you can call our Interaction Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.  You pay the next price computed after the Funds have received your investment from your bank, which is usually three business days after you authorize the transfer.  If you need to invest sooner, you should consider making a wire transfer purchase.

The Fund has implemented procedures designed to reasonably ensure that telephone instructions are genuine.  These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information.  Please note, however, that the Fund will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Fund may rely on the instructions of any one account owner.  This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase).  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.  In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #0110 00028

         Credit:
           Thrivent Financial Investor Services as agent
            for the benefit of The AAL Mutual Funds
           Account #4195-538-6

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging.  Dollar cost averaging involves investing a fixed amount of money at regular intervals.  When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high.  Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.  Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer.  This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt.
representative or our Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' Automatic Bank
Withdrawal Plan.  Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified -
which may not be less than $50 per account for all Funds.  The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft.  To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from The AAL Money Market Fund account.  The automatic exchange  plan allows investors to select the
transaction date.   All such investments must be at least $50 for all Funds and will be subject to the applicable sales charge.  To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees of Thrivent Financial, employees of Lutheran-affiliated institutions, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.
Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. Bank.  The Funds does not accept cash.  If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. generally mails written confirmation of your purchases within five business days following the date of your purchase. For information about your shares, please contact the Thrivent Investment Mgt. Interaction Center at (800) THRIVENT
(847-4836).

Redeeming Shares

You can sell your shares on any business day Thrivent Investment Mgt. prices the Funds' shares.  Once the Fund receives your request for redemption, the Fund will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange
Commission.  When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

You may redeem shares in any of the following ways:

*  By mail;
*  By phone;
*  By the Internet;
*  By wire transfer; or
*  Through the Systematic Withdrawal Plan.

Redemptions by Mail

Step 1:  Prepare a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your account number;
         *  The name of the Fund(s) whose shares are being redeemed; and
         *  Dollar or share amount you wish to redeem.

           If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

       You must have a Medallion Signature Guarantee if you want to do any of the following:

         *  Sell shares with a value of more than $100,000;
         *  Send the proceeds to an address other than the one listed for your account; or
         *  Make the check payable to someone other than the account owners(s).

         A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion
         Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2:  Mail your redemption request.

     Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

     The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application.  If you do not want the telephone redemption option, please call our
Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

      * Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
      * There has been no change of address in the preceding 30 days;
      * The request is for $100,000 or less;
      * Shares to be redeemed cannot be in certificate form; and
      * If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

     The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet.  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on  retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

      *  A fee of up to $30 may be assessed for redemptions by wire.
      *  If an account has multiple owners, the Fund may rely on the instructions of any one account owner.
      *  This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan (Usually Appropriate for Class A Shares Only)

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using our systematic withdrawal plan.
The plan allows you to receive funds or direct payments at regular intervals.  The following rules and/or guidelines apply:

           *  You need a minimum of $5,000 in your account to start the plan.
           *  You can select the date(s) on which the money is withdrawn.
           *  To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s)
              sign the appropriate form, which is available from the Thrivent Investment Mgt. Interaction Center.
           *  Money can be sent by check or electronic funds transfer.
           *  To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.
           *  Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

Please note, for minimum required distributions from certain retirement plan accounts, the Fund will waive the contingent deferred sales charge on Class B shares.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. If you exchange
Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.

If you own Class A shares of Thrivent Limited Maturity Bond Fund, you may exchange any or all of those shares for Class B shares of another Fund.  The Class B shares which you acquire from the exchange will be subject to a CDSC from the date of the exchange.

Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for
Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.  Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year.  Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.  If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent
Investment Mgt. registered representative.

     You may exchange funds in any of the following ways:
     *  By mail;
     *  By telephone; or
     *  By the Internet.

Exchanges by Mail

Prepare and mail a written request including the following information:
         *  Name(s) of the account owner(s);
         *  Your Fund(s) and account number(s);
         *  Dollar or share amount you wish to exchange;
         *  The name of the Fund(s) and account number(s) you are exchanging into; and
         *  Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application.  If you do not want the telephone exchange option, please call our Interaction Center at (800) THRIVENT
(847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares for which certificates have not been issued by calling our Interaction Center at (800) THRIVENT (847-4836).
Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching our
Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.  The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet.  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Accounts With Low Balances

Because of  the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum, including when the reduction in the value of shares results from a downturn in the markets. The required minimum amount for Class A and B share accounts is
$1,000 for all Funds except Thrivent Limited Maturity Bond Fund. The required minimum amount for Class A and B share accounts of
Thrivent Limited Maturity Bond Fund is $2,500.  Before shares are redeemed to close an account or a small account fee is charged, you will be notified in writing and allowed 60 days to purchase additional shares.

DISTRIBUTIONS

DIVIDENDS

Dividends are declared and paid as follows:

     - declared daily and paid monthly       Thrivent High Yield Fund
                                             Thrivent Income Fund
                                             Thrivent Limited Maturity Bond Fund

     - declared and paid annually            Thrivent Mid Cap Growth Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

CAPITAL GAINS

Capital gains distributions, if any, are distributed at least annually..

DISTRIBUTION OPTIONS

When completing your application, you must select one of the following options for dividends and capital gains distributions:

     *  Full Reinvestment. Distributions from the Fund will be reinvested in additional shares of the same class of that Fund.  This option will be selected automatically unless one of the other options is specified.

     *  Full Reinvestment in a Different Fund.  You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The AAL Mutual Funds.

     *  All Cash. Distributions will be paid in cash.  Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAXES

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income.  To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions.  Distributions of other net capital gains by the Fund are generally taxable as capital gains-
in most cases, at different rates from those that apply to ordinary income.  We expect that distributions from Thrivent Mid Cap
Growth  Fund will consist primarily of capital gains and that distributions from Thrivent High Yield Fund, Thrivent Income Fund, and
Thrivent Limited Maturity Bond Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year.  The sale of shares in your account may produce a gain or loss, and is a taxable event.
For tax purposes, an exchange between Funds is the same as a sale.  You will not be required to pay federal income tax on (I) the automatic conversion of Class B shares to Class A shares, or (ii) exchanges of Class A or Class B shares of the Fund for
Institutional Class shares of the same Fund.

Your investment in the Funds could have additional tax consequences.  Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Nonprincipal Investment Practices
The principal investment strategies and risk factors of each Fund are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities:  Each Fund may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-backed and asset-backed securities:  Each of the Funds may invest in mortgage-backed and asset-backed securities.
Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons:  Each of the Funds may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign securities:  Each of the Funds may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Funds may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure:  Each of the Funds may have some international exposure (including emerging markets) in their investments.
Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and illiquid securities:  Each of the Funds may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a
Fund's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the
Fund) may have a subjective element.

Securities lending:  Each of the Funds may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives:  Each of the Funds may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Fund may use derivatives for hedging
(attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Fund may also use derivatives for speculation
(investing for potential income or capital gain i.e., futures on the S&P 500, futures on U.S. Treasury Bonds, options on equity securities and options on U.S. Treasury Bond futures).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains.
There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds:  Each of the Funds may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or
Baa by Moody's.  To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o  The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o  Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds:  Each of the Funds may invest in government bonds and municipal bonds.  As a result, the
Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds:  The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-term trading:  The investment strategy for each Fund at times may include short-term trading.  While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

Initial public offering:  Each of the Funds may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the
Fund's reported performance than when the Fund is larger.  Attractive IPOs are often oversubscribed and may not be available to the
Fund, or only in very limited quantities.  There can be no assurance that a Fund will have favorable IPO investment opportunities.

Securities ratings:  When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the
Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund  may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing:  In response to market, economic, political or other conditions, each Fund  may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

THE AAL MUTUAL FUNDS

By Telephone:
           1-800-847-4836
           press 1 to speak with a customer service representative
           or
           press 2 to use the Automated Service Line

By Internet:
           www.thrivent.com

By Mail:
           The AAL Mutual Funds
           P.O. Box 219348
           Kansas City, MO 64121-9348

By Express Mail:
           The AAL Mutual Funds
           210 West 10th Street 8th Floor
           Kansas City, MO 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information
about the Funds.   You may request a free copy of the Statement of Additional Information or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of
Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You may get more information about the Public Reference Room by calling 1-800-SEC-0330. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to:  publicinfo@sec.gov.

1940 Act File No. 811-5075

                                                         THE AAL MUTUAL FUNDS
                                                              PROSPECTUS

                                                         Institutional Shares

                                                  As Supplemented February 12, 2004

                                                           February 1, 2003

                                                     Thrivent Mid Cap Growth Fund

                                                       Thrivent High Yield Fund

                                                         Thrivent Income Fund

                                                 Thrivent Limited Maturity Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

                                                                      Page

Thrivent Mid Cap Growth Fund
Thrivent High Yield Fund
Thrivent Income Fund
Thrivent Limited Maturity Bond Fund

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

     Investment Adviser
     Advisory Fees
     Portfolio Management
     Personal Securities Investments

SHAREHOLDER INFORMATION

     Pricing Funds' Shares
     Institutional Class Shares
     Buying Shares
     Redeeming Shares
     Exchanging Shares Between Funds

DISTRIBUTIONS
     Dividends
     Capital Gains
     Distribution Options

TAXES
     General

NONPRINCIPAL INVESTMENT PRACTICES

THRIVENT MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Mid Cap Growth Fund tries to increase the long-term value of your investment by investing in common stocks of U.S.
companies with medium market capitalizations.  Under normal market conditions, Thrivent Mid Cap Growth Fund invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index and the S&P Mid Cap 400/Barra Growth
Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as of February 1, 2004, mid cap companies have market capitalization between $259 million and $13.2 billion (according to the S&P Mid Cap 400 Index).  Should
Thrivent Investment Mgt. the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.
Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Thrivent Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL INVESTMENT RISKS

Thrivent Mid Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  They also may decline because of factors that affect a particular industry.

Equity Investment Risk.  To the extent the Fund invests in common stocks, it may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company' earning or revenues fall short of expectations, its stock price may fall dramatically.  In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Mid Cap Risk.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, few financial resources, and less competitive strength than larger companies.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Growth Securities Risk.  Each Fund may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The Thrivent Mid Cap Growth Fund is newly-created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Mid Cap Growth Fund.

---------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------
------------------------------------------------------ --------------------------------------
Maximum Sales Charge (Load)                            None
------------------------------------------------------ --------------------------------------
------------------------------------------------------ --------------------------------------
Maximum Deferred Sales Charge (Load)                   None
------------------------------------------------------ --------------------------------------

---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
---------------------------------------------------------------------------------------------
------------------------------------------------------ --------------------------------------
Management Fees                                        0.44%
------------------------------------------------------ --------------------------------------
------------------------------------------------------ --------------------------------------
Distribution (12b-1) Fees                              None
------------------------------------------------------ --------------------------------------
------------------------------------------------------ --------------------------------------
Other Expenses1                                        0.12%
------------------------------------------------------ --------------------------------------
------------------------------------------------------ --------------------------------------
Total Annual Fund Operating Expenses                   0.56%
------------------------------------------------------ --------------------------------------

1Because Thrivent Mid Cap Growth Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses"
are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  The example does not represent the Fund's actual expenses and returns, either past or future.  You should use the expense example for comparison purposes only.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$59                           $185
----------------------------- --------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$59                           $185
----------------------------- --------------------------

Thrivent High Yield Fund
INVESTMENT OBJECTIVE

Thrivent High Yield Fund seeks a high current income and, secondarily, growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks (e.g. collateralized debt obligations, convertible bonds and convertible preferred stock).  These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the BB major rating category by Standard & Poor's Corporation or the Ba major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Investment
Mgt., the Portfolio's investment adviser.  The Fund invests in securities regardless of the securities' maturity average.  Should
Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt. focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
Thrivent High Yield Fund is subject to the following principal investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  They also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and, consequently, the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Convertible Securities Risk.  Convertible securities tend to be subordinate to other debt securities issued by the same company.
Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings.
These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.
If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.  Funds that invest in high yield securities and unrated securities of similar credit quality (commonly know as
"junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the
investment adviser's skill in assessing the potential of the securities in which the Fund invests.    Thrivent Investment Mgt. and
each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Thrivent High Yield Fund is newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent High Yield Fund.

---------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -----------------------------------------------
Maximum Sales Charge (Load)                               None
--------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------- -----------------------------------------------
Maximum Deferred Sales Charge (Load)                      None
--------------------------------------------------------- -----------------------------------------------

--------------------------------------------------------- -----------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)
--------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------- -----------------------------------------------
Management Fees                                           0.39%
--------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------- -----------------------------------------------
Distribution (12b-1) Fees                                 None
--------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------- -----------------------------------------------
Other Expenses/1/                                         0.10%
--------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------- -----------------------------------------------
Total Annual Fund Operating Expenses                      0.49%
--------------------------------------------------------- -----------------------------------------------

/1/ Because Thrivent High Yield Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses"
are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$51                           $161
----------------------------- --------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$51                           $161
----------------------------- --------------------------

THRIVENT INCOME FUND

INVESTMENT OBJECTIVE

Thrivent Income Fund seeks high current income while preserving principal.  The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

PRINCIPAL INVESTMENT STRATEGIES
The Thrivent Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities.
Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the
"Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as
sales, assets, markets, management, products and services, earnings, and financial structure.   Quantitative analysis generally
involves dealing with measurable factors such as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt.
focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
The Thrivent Income Fund is subject to the following principal investment risk.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when stock prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policy.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt.  As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.  High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  Bonds with longer durations tend to be more sensitive to changes in interest rates than bonds with shorter durations.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.  Funds that invest in high yield securities and unrated securities of similar credit quality (commonly know as
"junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

The Thrivent Income Fund is a newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Income Fund.

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
--------------------------------------------------------------------------------------------
---------------------------------------------------------- ---------------------------------
Maximum Sales Charge (Load)                                None
---------------------------------------------------------- ---------------------------------
---------------------------------------------------------- ---------------------------------
Maximum Deferred Sales Charge (Load)                       None
---------------------------------------------------------- ---------------------------------

--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------------------
---------------------------------------------------------- ---------------------------------
Management Fees                                            0.34%
---------------------------------------------------------- ---------------------------------
---------------------------------------------------------- ---------------------------------
Distribution (12b-1) Fees                                  None
---------------------------------------------------------- ---------------------------------
---------------------------------------------------------- ---------------------------------
Other/1/                                                   0.07%
---------------------------------------------------------- ---------------------------------
---------------------------------------------------------- ---------------------------------
Total Annual Fund Operating Expenses                       0.41%
---------------------------------------------------------- ---------------------------------

/1/ Because the Thrivent Income Fund has been newly organized, the percentage expense levels shown in the Table "Other Expenses"
are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$43                           $134
----------------------------- --------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$43                           $134
----------------------------- --------------------------

THRIVENT LIMITED MATURITY BOND FUND

INVESTMENT OBJECTIVE
The Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES
The Thrivent Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.  Under normal conditions, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by Standard & Poor's Corporation or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.  Should Thrivent Investment Mgt. determine that the
Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Quantitative analysis generally involves dealing with measurable factors.  Such as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets. Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt.
focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
The Thrivent Limited Maturity Bond Fund is subject to the following principal investment risk.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policy.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt.  As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.  High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

The Thrivent Limited Maturity Bond Fund is newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Limited Maturity Bond Fund.

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
--------------------------------------------------------------------------------------------
-------------------------------------------------------- -----------------------------------
Maximum Sales Charge (Load)                              None
-------------------------------------------------------- -----------------------------------
-------------------------------------------------------- -----------------------------------
Maximum Deferred Sales Charge (Load)                     None
-------------------------------------------------------- -----------------------------------

--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------------------
-------------------------------------------------------- -----------------------------------
Management Fees                                          0.30%
-------------------------------------------------------- -----------------------------------
-------------------------------------------------------- -----------------------------------
Distribution (12b-1) Fees                                None
-------------------------------------------------------- -----------------------------------
-------------------------------------------------------- -----------------------------------
Other Expenses/1/                                        0.14%
-------------------------------------------------------- -----------------------------------
-------------------------------------------------------- -----------------------------------
Total Annual Fund Operating Expenses                     0.44%
-------------------------------------------------------- -----------------------------------

/1/ Because the Thrivent Limited Maturity Bond Fund has been newly organized, the percentage expense levels shown in the table as
"Other Expenses: are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual
expenses and returns, either past or future.   Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$46                           $146
----------------------------- --------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$46                           $146
----------------------------- --------------------------

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

INVESTMENT ADVISER

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds. Thrivent Investment Mgt. and its affiliates have been in the investment advisory business since 1970 and managed approximately $58 billion in assets as of September 30, 2003, including approximately $10.7 billion in mutual fund assets.  Thrivent Investment Mgt. provides investment research and supervision of the Funds' investments.

Thrivent Investment Management, Inc. and the Fund have received an exemptive order from the Securities and Exchange Commission
("SEC") that permits Thrivent Investment Management, Inc. and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for a Portfolio, or subsequently change the subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio.  Thrivent
Investment Management, Inc. will notify variable contract owners in the event that it adds a subadviser or  changes  the identity of the subadviser of a Portfolio

ADVISORY FEES
The adviser fee schedule for the four new Funds is set forth in the table below.  The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of each Fund

---------------------------------------------------------------------------------------------------------------------------------
Average Daily Net Assets in Millions of Dollars
---------------------------------------------------------------------------------------------------------------------------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Fund               $0 to         $100 to       $200 to       $250 to       $500 to       $1,000 to    $2,500 to     Over
                   $100          $200          $250          $500          $1,000        $2,500       $5,000        $5,000
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent
Mid Cap
Growth Fund        0.45%         0.40%         0.40%         0.35%         0.30%         0.25%        0.25%         0.25%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent High
Yield Fund         0.40%         0.40%         0.40%         0.40%         0.35%         0.30%        0.30%         0.30%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent Income
Fund               0.35%         0.35%         0.35%         0.35%         0.325%        0.30%        0.30%         0.30%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------
Thrivent
Limited Maturity
Bond Fund          0.30%         0.30%         0.30%         0.30%         0.275%        0.25%        0.25%         0.25%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- -------------

PORTFOLIO MANAGEMENT

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA and Brian L. Torkelson will serve as the Portfolio co-managers of the Thrivent Mid Cap Growth Fund.

Andrea J. Thomas, CFA has served as portfolio manager of the LB Opportunity Growth Fund since 2002.  She also has served as portfolio manager of the Opportunity Growth Portfolio, a series of an affiliated mutual fund group, since 2002.  Ms. Thomas has been with Thrivent Investment Mgt. since 1993 and served as an associate portfolio manger from 1997 to 2002.

Brian L. Thorkelson has served as the portfolio manger of the LB Mid Cap Growth Fund since its inception in 1998.  He also has served as portfolio manger of the Mid Cap Growth Portfolio, a series of an affiliated mutual fund group, since 1997.  Mr. Thorkelson has been with Thrivent Investment Mgt. since 1987.

Thrivent High Yield Fund

Paul J. Ocenasek and Mark L. Simenstad will serve as Portfolio co-managers of the Thrivent High Yield Fund.

Mr. Ocenasek has served as a portfolio manager of the LB High Yield Fund since 1997.  He also has served as portfolio co-manager of the High Yield Portfolio, a series of an affiliated mutual fund group, since 2001.  Mr. Ocenasek has been with Thrivent Investment
Mgt. since 1987.

Mr. Simenstad has served as a portfolio manager of the LB High Yield Fund since 2001, and he has been a portfolio manager with
Thrivent Investment Mgt. since 1999.  Mr. Simenstad served as chief investment officer for fixed-income investing at Voyageur Asset
Management from 1996 until 1999.

Thrivent Income Fund

Michael G. Landreville and Alan D. Onstad will serve as Portfolio co-managers of the Thrivent Income Fund.

Mr. Landreville has served as a portfolio manager of the LB Income Fund since 1998.  Mr. Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  The AAL Bond Fund since 2002, Income Portfolio since 2001,
Limited Maturity Bond Portfolio since 2001, and LB Limited Maturity Bond Fund since 1999.  Mr. Landreville has been with Thrivent
Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

Mr. Onstad has served as a portfolio manager of the LB Income Fund since 2002.  Mr. Onstad also serves as a portfolio manager of the following series of affiliated mutual fund groups:  Income Portfolio since 2002, The AAL Bond Fund since 1999, and Balanced Fund since 1999.  Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Limited Maturity Bond Fund

Michael G. Landreville, CFA will serve as Portfolio manager of the Thrivent Limited Maturity Bond Fund.

Mr. Landreville has served as portfolio manager of the LB Limited Maturity Bond Fund since its inception in 1999.  Mr. Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  Bond Fund since 2002, Income Portfolio since 2001, Limited Maturity Bond Portfolio since 2001, and LB Income Fund since 1998.  Mr. Landreville has been with Thrivent
Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

PERSONAL SECURITIES INVESTMENTS
Personnel of Thrivent Investment Mgt.,  may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

SHAREHOLDER INFORMATION

HOW TO CONTACT US

By Telephone:
           1-800-847-4836
           press 1 to speak with a customer service representative
           or
           press 2 to use the Automated Service Line

By Internet:
           www.thrivent.com

By Mail:
           The AAL Mutual Funds
           P.O. Box P.O. Box 219348
           Kansas City, MO 64121-9348

By Express Mail:
           The AAL Mutual Funds
           210 West 10th Street, 8th Floor
           Kansas City MO 64105

PRICING FUNDS' SHARES

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Funds receive your payment or redemption request.

The Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other
Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees and delegated to Thrivent Investment Mgt..

Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the
Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial for Lutherans ("Thrivent Financial") and certain other third parties i.e., transfer agents and third party retirement plan administrators to receive orders for the purchase and redemption of shares of the Funds.

INSTITUTIONAL CLASS SHARES

The AAL Mutual Funds has adopted a system of multiple classes of shares for each of the Funds.  There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any Rule 12b-1 fee.

Institutional Class shares are offered to institutions, church organizations, retirement plans sponsored by institutions and
Lutheran participants in the Allocation Advantage(R) mutual fund asset allocation program offered by Thrivent Investment Mgt.
Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing to the Fund, calling toll free 1-800-847-4836, or downloading it from www.thrivent.com.

BUYING SHARES

Opening An Account

You must open an account for each Fund that you want to purchase.  Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Investment Interaction Center ("Interaction
Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

You may combine your purchases of Class A, Class B and Institutional Class shares of the Funds to meet the minimum investment requirements.  As long as the initial minimum investment requirements are maintained, there are no subsequent minimum investment requirements.  Please note that the following minimum investment requirements do not apply to shares purchased through the
Allocation Advantage mutual fund asset allocation program described below.

------------------------------------------- ------------------------------ ------------------------------
                                                  Initial Purchase               Initial Purchase
                                                    (Aggregate)                     (Per Fund)
Institutions                                          $500,000                        $50,000
Lutheran Congregations                                $250,000                        $25,000
------------------------------------------- ------------------------------ ------------------------------

The Allocation Advantage mutual fund asset allocation program is a fee-based investment advisory service offered by Thrivent
Investment Mgt. to persons who make an initial investment of $100,000.  Lutheran participants in the Allocation Advantage program may purchase Institutional Class shares of any Fund by making an initial minimum investment of $5,000 for a non-IRA account and
$1,000 for an IRA account.  Once the purchase minimums have been met, systematic investments of shares of mutual funds have a minimum purchase requirement of $100.

Thrivent Investment Mgt. will charge participants in the Allocation Advantage program a fee of $50.00 for any redemption of shares of a mutual fund that have been held in the participant's account for less than six months.  However, if the redemption of shares is made through the Systematic Withdrawal Plan, Thrivent Investment Mgt. will charge the participant a fee of $5.00 for each such redemption.  In addition, Thrivent Investment Mgt. will also charge a fee of $15.00 for any redemption from a participant's account of shares of a mutual fund that is not available through the Allocation Advantage program.

Shares of the Funds are issued on days on which the New York Stock Exchange ("NYSE") is open, which generally are weekdays other than national holidays.  Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day.  Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day.  The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

     * By mail
     * By wire transfer

Initial Purchases by Mail

           To buy shares of the Funds by mail:

           *   Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

           *   Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The AAL Mutual
               Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of, the Federal Reserve System.

           Step 1:   Call the Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

         *  Your account registration;
         *  The name of the Fund(s) in which you want to invest;
         *  The Class of shares you wish to buy;
         *  Your address;
         *  Your Social Security or tax identification number;
         *  The dollar amount;
         *  The name of the wiring bank; and
         *  The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2:  Instruct your bank to use the following instructions when wiring funds:

           Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #011000028

           Credit:
           Thrivent Financial Investor Services as agent
           For the benefit of The AAL Mutual Family of Funds
           Account #4195-538-6

           Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Please call (800) THRIVENT (847-4836) prior to the wire transfer in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

Step 3:  Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

           *  By mail
           *  By telephone
           *  By the Internet
           *  By wire transfer
           *  Through the Automatic Investment Plan

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing.  Please indicate your
Fund account number on the face of your check.  If you have more than one account, always verify that you are investing in the proper account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application.  Once you have selected this option, you can call the Interaction Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.  You pay the next price computed after the Funds have received your investment from your bank, which is usually three business days after you authorize the transfer.  If you need to invest sooner, you should consider making a wire transfer purchase.

The Fund has implemented procedures designed to reasonably ensure that telephone instructions are genuine.  These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information.  Please note, however, that the Fund will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Fund may rely on the instructions of any one account owner.  This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase).  The Fund require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer
You may make additional purchases in an existing Fund account by wire transfer.  In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Instruct your bank to use the following instructions when wiring funds:

           Wire transfer to:
                State Street Corp.
                225 Franklin Street
                Boston, MA 02101
                ABA #011000028

           Credit:
               Thrivent Financial Investor Services as agent
               For the benefit of The AAL Mutual Funds
               Account #4195-538-6

           Further Credit:
               [Name of the Fund]
               [Shareholder Account Number]
               [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging.  Dollar cost averaging involves investing a fixed amount of money at regular intervals.  When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high.  Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.  Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer.  This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt.
representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' bank draft plan.
Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified on specified dates.
The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft.
To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from The AAL Money Market Fund account.  The automatic exchange plan allows investors to select the transaction date.  To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.
Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on an U.S. bank.  The Funds do not accept cash.  If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. will maintain a share account for you.  Share certificates will not be issued.  Thrivent Investment Mgt.
will generally mail written confirmation of your purchases within five business days following the date of your purchase.   Thrivent
Investment Mgt. will mail confirmation of your automatic investment plan transactions at least quarterly.  For information about your shares, please contact the Interaction Center at (800) THRIVENT (847-4836).

REDEEMING SHARES

You can sell your shares on any business day Thrivent Investment Mgt. prices the Funds' shares.  Once the Fund receives your request for redemption, it will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission.
When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

           You may redeem shares in any of the following ways:

           *  By mail
           *  By telephone
           *  By the Internet
           *  By wire transfer
           *  Through the Systematic Withdrawal Plan

Redemptions by Mail

Step 1:  Prepare a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your account number;
         *  The name of the Fund(s) whose shares are being redeemed; and
         *  Dollar or share amount you wish to redeem.

             You must have a Medallion Signature Guarantee if you want to do any of the following:

         *  Sell shares with a value of more than $100,000;
         *  Send the proceeds to an address other than the one listed for your account; or
         *  Make the check payable to someone other than the account owners(s).

         A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion
         Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2:  Mail your redemption request.

         Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

         The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application.  If you do not want the telephone redemption option, please call the
Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

           * Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.
           * There has been no change of address in the preceding 30 days.
           * The request is for $100,000 or less.  However, requests to redeem more than $100,000 will be accepted if the account contains pre-established wire instructions.
           * Shares to be redeemed cannot be in certificate form.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet.  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

        *  A fee of up to $30 may be assessed for redemptions by wire.
        *  This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal Plan.
The plan allows you to receive funds or direct payments at regular intervals.  The following rules and/or guidelines apply:

       *  You need a minimum of $50,000 in your account ($25,000 for Lutheran congregations) to start the plan.
       *  You can select the date(s) on which the money is withdrawn.
       *  To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s)
          sign the appropriate form, which is available from the Interaction Center.
       *  Money can be sent by check or electronic funds transfer.
       *  To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.

EXCHANGING SHARES BETWEEN FUNDS

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds.  In addition, you may exchange Institutional Class shares of your Funds for Institutional Class shares of any of the Funds.

If you are eligible to purchase Institutional Class shares, you may exchange some or all of your Class A shares for Institutional
Class shares of any of the Funds or Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.  Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year.  Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.  If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent
Investment Mgt. registered representative.

You may exchange funds in any of the following ways:
               *  By mail
               *  By telephone
               *  By the Internet

Exchanges by Mail

Prepare and mail a written request including the following information:
           *  Name(s) of the account owner(s);
           *  Your Fund(s) and account number(s);
           *  Dollar or share amount you wish to exchange;
           *  The name of the Fund(s) and account number(s) you are exchanging into; and
           *  Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application.  If you do not want the telephone exchange option, please call the Interaction Center at (800) THRIVENT
(847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares for which certificates have not been issued by calling the Interaction Center at (800) THRIVENT (847-4836).
Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the
Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.  The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet.  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of
Institutional Class shares in the account falls below the required minimum amount for your type of account.

Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares.
Shares will not be redeemed if the account's value drops below the minimum only because of market fluctuations.

DISTRIBUTIONS

DIVIDENDS

Dividends are declared and paid as follows:

      - declared daily and paid monthly             Thrivent High Yield Fund
                                                    Thrivent Income Fund
                                                    Thrivent Limited Maturity Bond Fund

     - declared and paid annually                   Thrivent Mid Cap Growth Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a
Fund.

CAPITAL GAINS

Capital gains distributions, if any, usually will be declared in December.

DISTRIBUTION OPTIONS
When completing your application, you must select one of the following options for dividends and capital gains distributions:

o     Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund.  This option will be selected automatically unless one of the other options is specified.

o     Full Reinvestment in a Different Fund.  You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The AAL Mutual Funds .

o     All Cash.  Distributions will be paid in cash.  Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAXES

GENERAL

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income.  To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by a Fund are generally taxable as capital gains - in most cases, at different rates from those that apply to ordinary income. We expect that distributions from the Thrivent Mid Cap
Growth will consist primarily of capital gains and that distributions from the Thrivent High Yield Fund, the Thrivent Income Fund, and the Thrivent Limited Maturity Bond Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year.  The sale of shares in your account may produce a gain or loss, and is a taxable event.
For tax purposes, an exchange between Funds is the same as a sale.  You will not be required to pay federal income tax on exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same Fund.

Your investment in the Funds could have additional tax consequences.  Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Nonprincipal Investment Practices

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase Agreements
Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-Issued Securities
Each Fund may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-Backed and Asset-Backed Securities
Each of the Funds may invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero Coupons
Each of the Funds may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the
Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported.
Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign Securities

Each of the Funds may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Funds may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure
Each of the Funds may have some international exposure (including emerging markets) in their investments.  Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the
U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and Illiquid Securities
Each of the Funds may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities Lending

Each of the Funds except  may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives
Each of the Funds may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Fund may also use derivatives for speculation (investing for potential income or capital gain i.e. futures on the S&P 500, futures on U.S. Treasury Bonds, options on equity securities and options on U.S. Treasury Bond futures).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains.
There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-Yield Bonds

Each of the Funds may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.
To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o          The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o          Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government Bonds And Municipal Bonds
Each of the Funds may also invest in government bonds and municipal bonds.  As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds
The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-Term Trading

The investment strategy for each Fund at times may include short-term trading.  While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

Initial Public Offering
Each of the Funds may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities.  There can be no assurance that a Fund will have favorable IPO investment opportunities.

Securities Ratings
When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing
In response to market, economic, political or other conditions, each Fund  may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the
Fund's performance and it may not achieve its investment objective.

[Back cover page]

The AAL Mutual Funds

By Telephone:
           1-800-847-4836
           press 1 to speak with a customer service representative
           or
           press 2 to use the Automated Service Line

By Internet:
           www.thrivent.com

By Mail:
           The AAL Mutual Funds
           P.O. Box 219348
           Kansas City, MO 64121-9348

By Express Mail:
           The AAL Mutual Funds
           210 West 10th Street, 8th Floor
           Kansas City, MO 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. you may request a free copy of the Statement of Additional Information or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of
Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You may get more information about the Public Reference Room by calling 1-800-SEC-0330. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to:  publicinfo@sec.gov.

1940 Act File No. 811-5075

                                           STATEMENT OF ADDITIONAL INFORMATION

                                                 Dated February 1, 2004

                                             As Supplemented February 12, 2004

                                                           for

                                               Thrivent Mid Cap Growth Fund
                                                Thrivent High Yield Fund
                                                  Thrivent Income Fund
                                            Thrivent Limited Maturity Bond Fund

                                                        Series of

                                                    The AAL Mutual Funds

Each of the above-referenced series of The AAL Mutual Funds (the  "Trust")  offers  three  classes of shares:  Class A, Class B and
Institutional Class shares.  Class A and B shares are offered through a combined  prospectus  and  Institutional  Class  shares are offered  through a separate prospectus.  Each such prospectus is referred to  hereinafter  as a  "Prospectus".  This  Statement  of
Additional Information is not a prospectus, but should be read in conjunction  with the Prospectus  dated February 1, 2004, for the applicable class of the above-referenced series of the Trust. To receive a copy of the  Prospectus,  write to The AAL Mutual Funds,
625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836).

                                                              Page
HISTORY OF THE TRUST                                            2
NONPRINCIPAL INVESTMENT STRATEGIES AND RISKS                    3
MANAGEMENT OF THE FUNDS                                        15
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES            23
INVESTMENT ADVISORY AND OTHER SERVICES                         23
BROKERAGE ALLOCATION AND OTHER PRACTICES                       31
CAPITAL STOCK AND OTHER SECURITIES                             35
TAX STATUS                                                     35

The AAL Mutual Funds (the "Trust") was organized as a  Massachusetts  Business Trust on March
31,  1987,  and is  registered  as a  diversified  management  investment  company  under the
Investment  Company Act of 1940 ("1940  Act").  The Trust  commenced  operations  on July 16,
1987,  and currently  consists of  twenty-four  series (each a "Fund" and  collectively,  the
"Funds").  Thrivent  Mid Cap Growth Fund,  Thrivent  High Yield Fund,  Thrivent  Income Fund,
and Thrivent Limited Maturity Bond Fund became effective February 1, 2004.

The  Declaration  of Trust provides that each  shareholder  shall be deemed to have agreed to be bound by its  terms.  A vote of  shareholders  or the  Board of  Trustees  may  amend  the
Declaration  of  Trust.  The Trust  may  issue an  unlimited  number of shares in one or more series as the Board of Trustees may authorize.

Each  Fund's  classes  of  shares  represent  interests  in the  assets  of the Fund and have identical  dividend,  liquidation and other rights.  The separate share classes have the same terms and conditions,  except each Class A and Class B share bears separate  distribution and shareholder servicing expenses.  At the Trustees' discretion,  each class may pay a different share of other expenses,  not including  advisory or custodial fees or other expenses related to the  management  of the Trust's  assets,  if each class  incurs the  expenses in different amounts,  or if a class receives  services of a different kind or to a different  degree than the other  class.  The Funds  allocate  all other  expenses to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund.

Class A and B shares and  Institutional  shares have identical voting rights except that each class has exclusive  voting rights on any matter  submitted to  shareholders  relating solely to the  class.  In  addition,  Class A and  Class B  shares  and  Institutional  shares  have separate  voting rights on any matter  submitted to  shareholders  where the interests of one class  differ  from the  interests  of the  other  class.  Class A and  Class B  shares  have exclusive voting rights on matters  involving the 12b-1  Distribution Plan as applied to that class.  Matters  submitted  to  shareholder  vote must be  approved  by each Fund  separately except:

1.      when required otherwise by the 1940 Act; or
2.      when the Trustees  determine  that the matter does not affect all Funds;  then,  only the shareholders of the affected Funds may vote.

Shares are freely transferable,  entitled to dividends declared by the Trustees,  and receive the assets of their  respective Fund in the event of  liquidation.  The Trust generally holds annual  shareholder  meetings  only  when  required  by  law  or at the  written  request  of shareholders owning at least 10% of the Trust's  outstanding shares.  Shareholders may remove
Trustees from office by votes cast in person or by proxy at a shareholder meeting.

At the request of  shareholders  holding 10% or more of the  outstanding  shares of the Fund, the Fund will hold a  special  meeting  for the  purpose  of  considering  the  removal  of a
Trustee(s)  from office,  and the Fund will cooperate with and assist  shareholders of record who notify the Fund that they wish to  communicate  with other  shareholders  for the purpose of obtaining  signatures to request such a meeting,  all pursuant to and in  accordance  with
Section 16(c) of the 1940 Act, as amended.

Under   Massachusetts's   law,   shareholders   of  a  business   trust  may,  under  certain
circumstances,  be held  personally  liable for the  obligations of the Trust.  However,  the
Declaration of Trust  disclaims  shareholder,  Trustee  and/or officer  liability for acts on behalf  of the  Trust or for  Trust  obligations  that are  binding  only on the  assets  and property of the Trust.  The Funds include this disclaimer in each agreement,  obligation,  or contract  entered  into or  executed  by the Trust or the  Board.  The  Declaration  of Trust
provides  for  indemnification  out of the Trust's  assets for all losses and expenses of any shareholder  held  personally  liable  for  the  obligations  of the  Trust.  The  risk  of a shareholder  incurring  financial loss on account of shareholder  liability is remote because it is limited to circumstances where the Trust itself is unable to meets its obligations.

NONPRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Investment Practices

In addition to those practices stated in the Prospectus, various of the Funds may purchase the following securities or may engage in the following transactions.

Other Securities

Thrivent  Mid Cap  Growth  Fund may invest in other  types of  securities,  including  bonds, preferred  stocks,  convertible  bonds,  convertible  preferred  stocks,  warrants,  American
Depository Receipts (ADRs), and other debt or equity securities.  In addition,  each of these
Funds may invest in U.S. Government securities or cash.

Thrivent  Mid Cap  Growth  Fund  will not use any  minimum  level  of  credit  quality.  Debt obligations  may be rated less than  investment  grade,  which is defined as having a quality rating  below  "Baa",  as rated by Moody's  Investors  Service,  Inc.  ("Moody's"),  or below
"BBB", as rated by Standard & Poor's  Corporation  ("S&P").  For a description of Moody's and
S&P's ratings,  see  "Description of Debt Ratings".  Securities  rated below investment grade
(sometimes  referred to as "high yield" or "junk  bonds") are  considered  to be  speculative and involve  certain  risks,  including a higher risk of default and greater  sensitivity  to interest rate and economic changes.

Thrivent  High Yield Fund,  Thrivent  Income Fund,  and Thrivent  Limited  Maturity Bond Fund
also may invest in common  stocks,  warrants to purchase  stocks,  bonds or preferred  stocks convertible into common stock, and other equity securities.

Repurchase Agreements

Each of the  Funds  may  engage  in  repurchase  agreement  transactions  in  pursuit  of its investment  objective.  A  repurchase  agreement  consists of a purchase  and a  simultaneous agreement  to resell an  investment  for later  delivery  at an agreed upon price and rate of interest.  The Fund or its custodian  will take  possession of the  obligations  subject to a repurchase  agreement.  If  the  original  seller  of a  security  subject  to  a  repurchase agreement  fails to repurchase  the security at the agreed upon time,  the Fund could incur a loss due to a drop in the market value of the  security  during the time it takes the Fund to either  sell the  security  or take  action to enforce the  original  seller's  agreement  to repurchase  the  security.  Also,  if a defaulting  original  seller filed for  bankruptcy or became  insolvent,  disposition  of such  security  might be delayed by pending court action.
The  Fund  may only  enter  into  repurchase  agreements  with  banks  and  other  recognized financial  institutions  such as broker/dealers  which are found by Thrivent  Investment Mgt.
(or a subadviser) to be creditworthy.

Restricted Securities

The  Funds  may buy or  sell  restricted  securities,  including  securities  that  meet  the requirements  of Rule  144A  under  the  Securities  Act of 1933  ("Rule  144A  Securities").
Securities  may be  resold  pursuant  to  Rule  144A  under  certain  circumstances  only  to qualified  institutional  buyers as defined in the rule.  Rule 144A  Securities may be deemed to be liquid as determined by or in accordance  with methods  adopted by the Trustees.  Under such methods the following  factors are  considered,  among  others:  the frequency of trades and quotes for the security,  the number of dealers and  potential  purchasers in the market, market making activity,  and the nature of the security and marketplace  trades.  Investments in Rule  144A  Securities  could  have  the  effect  of  increasing  the  level  of a  Fund's
illiquidity  to  the  extent  that  qualified   institutional  buyers  become,  for  a  time,
uninterested in purchasing  such  securities.  Also, a Fund may be adversely  impacted by the subjective  valuation  of such  securities  in the  absence  of an  active  market  for them.
Restricted  securities  that are not  resalable  under  Rule 144A may be  subject to risks of illiquidity  and subjective  valuations to a greater degree than Rule 144A  securities.  None of the Funds will invest more than 15% of its net assets in illiquid securities.

Reverse Repurchase Agreements

Each of the Funds also may enter into  reverse  repurchase  agreements,  which are similar to borrowing cash. A reverse  repurchase  agreement is a transaction in which the Fund transfers possession of a portfolio  instrument  to another  person,  such as a financial  institution, broker or dealer,  in return for a percentage of the instrument's  market value in cash, with an agreement that at a stipulated  date in the future the Fund will  repurchase the portfolio instrument  by remitting  the original  consideration  plus  interest at an agreed upon rate.
The use of reverse  repurchase  agreements  may enable  the Fund to avoid  selling  portfolio instruments  at a  time  when a  sale  may be  deemed  to be  disadvantageous.  However,  the ability to enter into  reverse  repurchase  agreements  does not assure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Fund will engage in reverse  repurchase  agreements which are not in excess of 60 days to maturity  and  will do so to  avoid  borrowing  cash and not for the  purpose  of  investment leverage  or to  speculate  on interest  rate  changes.  When  effecting  reverse  repurchase agreements,  assets  of the  Fund  in a  dollar  amount  sufficient  to make  payment  of the obligations  to be  purchased  are  segregated  on the  Fund's  records at the trade date and maintained until the transaction is settled.

When Issued and Delayed Delivery Transactions

Each of the Funds may  purchase  securities  on a  when-issued  and delayed  delivery  basis.
When-issued and delayed  delivery  transactions  arise when U.S.  Government  obligations and other types of  securities  are bought by the Fund with payment and delivery  taking place in the future.  The settlement dates of these  transactions,  which may be a month or more after entering  into the  transaction,  are  determined by mutual  agreement of the parties.  There are no fees or other expenses  associated with these types of transactions  other than normal transaction costs.

To the extent a Fund engages in when-issued  and delayed  delivery  transactions,  it will do so for the  purpose  of  acquiring  portfolio  instruments  consistent  with  its  investment objective  and policies and not for the purpose of  investment  leverage.  On the  settlement date,  the  value of such  instruments  may be less  than the cost  thereof.  When  effecting when-issued  and delayed  delivery  transactions,  a Fund will  maintain  liquid  securities, cash, or cash  equivalents of a dollar amount  sufficient to make payment for the obligations to be purchased until the transaction has been settled.

Dollar Roll Transactions

Certain  of the Funds may enter into  dollar  roll  transactions  with  respect  to  mortgage securities  in  which  the  Funds  sell  mortgage  securities  and  simultaneously  agree  to repurchase  similar (same type, coupon and maturity)  securities at a later date at an agreed upon price.  During the period  between the sale and  repurchase,  the Funds forgo  principal and  interest  paid on the  mortgage  securities  sold.  The  Funds  are  compensated  by the interest  earned on the cash  proceeds of the initial sale and from  negotiated  fees paid by brokers  offered as an  inducement  to the Funds to "roll over" their  purchase  commitments.
While the dollar roll  transactions  may result in higher  transaction  costs or higher taxes for the Funds,  the adviser  believes  that the  benefits of investing in such a program will outweigh the potential for such increased costs.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

The  Funds  may  invest  in  mortgage-backed  securities,   including  CMOs  and  multi-class
pass-through  securities.  CMOs and multi-class  pass-through securities are debt instruments
issued  by  special   purpose   entities   secured  by  pools  of  mortgage  loans  or  other
mortgage-backed  securities.  Multi-class  pass-through  securities  are interests in a trust composed of mortgage  loans or other  mortgage-backed  securities.  Payments of principal and interest on the  underlying  collateral  provide the money to pay debt  service on the CMO or
make  scheduled   distributions  on  the  multi-class   pass-through  security.   Multi-class
pass-through  securities,  CMOs, and classes thereof  (including  those discussed  below) are examples of the types of financial instruments commonly referred to as "derivatives."

A CMO contains a series of bonds or certificates  issued in multiple classes.  Each CMO class
(referred  to as  "tranche")  has a  specified  coupon  rate  and  stated  maturity  or final distribution  date. When people start prepaying the principal on the collateral  underlying a
CMO (such as mortgages  underlying  a CMO),  some  classes may retire  substantially  earlier than the stated maturity or final  distribution  dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly,  quarterly or semi-annual  basis. The issuer may allocate the principal  and interest on the  underlying  mortgages  among the classes in many ways. In a common  structure,  the issuer  applies the principal  payments on the  underlying mortgages to the classes according to scheduled cash flow priorities.

There  are  many  classes  of  CMOs.   Interest  only  classes   ("IOs")  entitle  the  class
shareholders to receive  distributions  consisting solely or primarily of all or a portion of the  interest in an  underlying  pool of mortgages or  mortgage-backed  securities  (mortgage
assets).   Principal  only  classes  ("POs")  entitle  the  class   shareholders  to  receive
distributions  consisting  solely or primarily of all or a portion of the underlying  pool of mortgage  assets.  In addition,  there are "inverse  floaters,"  which have coupon rates that move in the reverse  direction to an applicable  index,  and accrual (or Z) bonds  (described below).

Inverse  floating CMO classes are typically  more volatile than fixed or adjustable  rate CMO classes.  We would only invest in inverse  floating  CMOs to protect  against a reduction  in the income earned on investments  due to a predicted  decline in interest rates. In the event interest  rates  increased,  we would  lose money on  investments  in  inverse  floating  CMO classes.  An interest  rate  increase  would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and  yields on IO and PO classes  are  extremely  sensitive  to  principal  payment
rates  (including   prepayments)  on  the  underlying   mortgage  loans  or   mortgage-backed
securities.  For example,  rapid or slow  principal  payment rates may  adversely  affect the yield  to  maturity  of IO or PO  bonds,  respectively.  If the  underlying  mortgage  assets experience  greater than anticipated  prepayments of principal,  the holder of an IO bond may incur a  complete  loss in value due to the lost  interest  stream  even if the IO bond has a
AAA  rating.   If  the  underlying   mortgage  assets   experience  slower  than  anticipated
prepayments  of  principal,  the PO bond will incur  substantial  losses in value due to lost prepayments.  Rapid or slow  principal  payment  rates  may cause IO and PO bond  holders  to incur  substantially  more losses in market  value than if they had  invested in  traditional mortgage-backed  securities.  On the other hand, if interest  rates rise,  the value of an IO might  increase and  partially  offset other bond value  declines in a Fund's  portfolio.  If interest rates fall, the value of a PO might increase  offsetting  lower  reinvestment  rates in a Fund's portfolio.

An accrual or Z  bondholder  does not receive  cash  payments  until one or more of the other classes have received  their full payments on the mortgage loans  underlying the CMO.  During the period when the Z bondholders  do not receive cash  payments,  interest  accrues on the Z class at a stated rate.  The accrued  interest is added to the amount of principal due to the
Z class.  After the other classes have received  their  payments in full,  the Z class begins receiving  cash  payments  until it receives  its full  amount of  principal  (including  the accrued interest added to the principal amount) and interest at the stated rate.

Generally,  the date when cash payments begin on the Z class depends on the  prepayment  rate of the mortgage  loans  underlying  the CMO. A faster  prepayment  rate results in an earlier commencement  of cash  payments on the Z class.  Like a zero coupon bond,  during its accrual period  the Z class  has the  advantage  of  eliminating  the  risk of  reinvesting  interest payments at lower  rates  during a period of  declining  interest  rates.  Like a zero coupon bond,  the market  value of a Z class bond  fluctuates  more widely with  changes in interest rates  than  would the  market  value of a bond from a class  that pays  interest  currently.
Changing  interest  rates  influence  prepayment  rates.  As noted  above,  such  changes  in prepayment  rates affect the date at which cash payments begin on a Z tranche,  which in turn influences its market value.

Structured Securities

The Funds may invest in  structured  notes.  The issuer of a  structured  security  links the security's  coupon,  dividend or  redemption  amount at  maturity  to some sort of  financial indicator.  Such financial  indicators can include  currencies,  interest rates,  commodities and  indexes.  The coupon,  dividend  and/or  redemption  amount at maturity  may increase or decrease depending on the value of the linked or underlying instrument.

Investments  in  structured  securities  involve  certain  risks.  In  addition to the normal credit and interest  rate risks  inherent with a debt  security,  the  redemption  amount may increase or decrease as a result of price  changes in the  underlying  instrument.  Depending on how the issuer links the coupon and/or dividend to the underlying  instrument,  the amount of the  dividend  may  be  reduced  to  zero.  Any  further  declines  in  the  value  of the underlying  instrument  may  then  reduce  the  redemption  amount  at  maturity.  Structured securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes

The Funds may  purchase  variable  rate master  demand  notes.  Variable  rate master  demand notes are unsecured  instruments that permit the indebtedness  thereunder to vary and provide for periodic  adjustments  in the interest  rate.  The extent to which we can purchase  these securities  is subject to Rule 2a-7 under the  Investment  Company  Act of 1940.  These notes normally  do not  trade and there is no  secondary  market  for the  notes.  However,  we may demand  payment of the  principal  for a Fund at any time. We limit our purchases of variable rate master demand notes to those:  (1) rated in one of the two highest rating  categories by a NRSRO;  or (2) that have  been  issued by an issuer  that has  received  a rating  from the requisite  NRSRO  in the top two  categories  with  respect  to a class  of  short-term  debt obligations  that is comparable in priority and security  with the  instrument.  If an issuer of a variable rate master demand note  defaulted on its payment  obligation,  we might not be able to dispose of the note for a Fund due to the  absence of a  secondary  market.  We might suffer a loss to the extent of the  default for the Fund.  We only  invest in  variable  rate master demand notes when we deem them to involve minimal credit risk.

Lending Securities

Consistent with applicable regulatory  requirements,  each of the Funds may from time to time lend the  securities it holds to  broker-dealers,  provided that such loans are made pursuant to written  agreements and are  continuously  secured by collateral in the form of cash, U.S.
Government  securities,  irrevocable  standby letters of credit or other liquid securities in an amount at all times equal to at least the market value of the loaned  securities  plus the accrued interest and dividends.  In electing to engage in securities  lending for a Fund, the
Adviser will take into account the  investment  objective  and  principal  strategies  of the
Fund.  For the period  during  which the  securities  are on loan,  the lending  Fund will be entitled to receive  the  interest  and  dividends,  or amounts  equivalent  thereto,  on the loaned  securities  and a fee from the  borrower or interest  on the  investment  of the cash collateral.  The  right to  terminate  the loan  will be given to  either  party  subject  to appropriate  notice.  Upon  termination  of the loan,  the  borrower  will return to the Fund securities identical to the loaned securities.

The primary risk in lending  securities  is that the  borrower may become  insolvent on a day on which  the  loaned  security  is  rapidly  increasing  in  value.  In such  event,  if the borrower fails to return the loaned security,  the existing  collateral might be insufficient to purchase  back the full amount of the security  loaned,  and the borrower  would be unable to furnish  additional  collateral.  The borrower  would be liable for any shortage,  but the lending Fund would be an unsecured  creditor  with respect to such  shortage and might not be able to  recover  all or any  thereof.  However,  this  risk may be  minimized  by a  careful selection of borrowers and securities to be lent and by monitoring collateral.

No Fund may lend any  security  or make any other loan if, as a result,  more than  one-third of its total assets would be lent to other parties.

Put and Call Options

As described below,  each of the Funds may invest in options on another  security,  an index, a currency,  or a futures  contract.  If the option is  described as  "covered,"  we hold the security  underlying  the  option or the right to obtain  it at no  additional  cost.  If the option is not covered,  the Fund will earmark liquid  securities as  collateral.  When a Fund sells put  options,  the  collateral  must be equal to the purchase  obligation  of the Fund, less any amount  maintained as margin.  When a Fund sells a call option,  collateral  must be equal to the market  value of the  instruments  underlying  the call  options less any amount maintained as margin.

Selling  ("Writing")  Covered Call  Options:  The Funds may from time to time sell  ("write")
covered  call  options on any  portion  of their  portfolios  as a hedge to  provide  partial protection  against adverse  movements in prices of securities in those Funds and, subject to the  limitations  described  below,  for the  non-hedging  purpose  of  attempting  to create additional  income.  A call option gives the buyer of the option,  upon payment of a premium, the right to call upon the writer to deliver a  specified  amount of a security  on or before a fixed date at a  predetermined  ("strike")  price.  As the writer of a call option,  a Fund assumes  the  obligation  to deliver the  underlying  security to the holder of the option on demand at the strike  price.  This  obligation  is held by the Fund  until  either the option expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Fund will generally not be called upon to deliver the security.  A
Fund will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Fund will generally be called upon to deliver the security. In this event, a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying  Call  Options:  The  Funds  may also  from  time to time  purchase  call  options  on securities  in which those Funds may invest.  As the holder of a call option,  a Fund has the right (but not the  obligation)  to  purchase  the  underlying  security  or  currency at the exercise  price at any time during the option period  (American  style) or at the  expiration of the option  (European  style).  A Fund  generally will purchase such options as a hedge to provide  protection  against  adverse  movements  in the prices of  securities  that the Fund intends to purchase.  In  purchasing a call option,  a Fund would  realize a gain if,  during the option  period,  the price of the underlying  security  increased by more than the amount of the  premium  paid.  A Fund would  realize a loss equal to all or a portion of the premium paid if the  price of the  underlying  security  decreased,  remained  the  same,  or did not increase by more than the premium paid.

Selling Put Options:  The Funds may from time to time sell  ("write")  covered put options if the put option is part of a combined  position (see "Combined  Position  Option"  below).  As the  writer  of a put  option,  the  Fund  assumes  the  obligation  to  pay a  predetermined
("strike")  price for the option's  underlying  security if the holder of the option  chooses to exercise  it. Until the option  expires or a closing  transaction  is made,  the Fund must continue  to be  prepared  to pay the strike  price,  regardless  of price  movements  in the underlying security.

If the price of the  underlying  security  remains the same or rises above the strike  price, the Fund  generally  will  not be  called  upon to  purchase  the  security.  The Fund  will, however,  retain the premium  received for the option as additional  income.  If the price of the  underlying  security  falls  below the  strike  price,  the Fund may be  called  upon to purchase the security at the strike price.

Buying Put  Options:  The Funds may from time to time  purchase put options on any portion of their  portfolios.  A put option  gives the buyer of the option,  upon  payment of a premium, the right  (but not the  obligation)  to  deliver a  specified  amount of a  security  to the writer of the option on or before a fixed date at a  predetermined  ("strike")  price. A Fund generally  will  purchase  such  options as a hedge to  provide  protection  against  adverse movements  in the prices of  securities  in the Fund.  In  purchasing  a put  option,  a Fund would realize a gain if, during the option period,  the price of the security  declined by an amount  in  excess  of the  premium  paid.  A Fund  would  realize  a loss  equal to all or a portion of the premium paid if the price of the  security  increased,  remained the same,  or did not decrease by more than the premium paid.

Options on Foreign  Currencies:  The Funds may also write  covered  call options and purchase put and call options on foreign  currencies as a hedge against  changes in prevailing  levels of currency exchange rates.

Index  Options:  As part of its options  transactions,  the Funds may also  purchase and sell call options and put options on stock and bond  indices.  Options on  securities  indices are similar  to  options  on a  security  except  that,  upon  the  exercise  of an  option  on a securities index, settlement is made in cash rather than in specific securities.

Combined  Position  Options.  The Funds may  purchase and sell  options in  combination  with each  other or in  combination  with  futures or  forward  contracts,  to adjust the risk and return  characteristics  of the  overall  position.  For  example,  the Funds  may  engage in
"straddle"  and "spread"  transactions.  A "straddle"  is  established  by buying both a call and a put  option on the same  underlying  security,  each with the same  exercise  price and expiration  date . A "spread" is a combination  of two or more call options or put options on the same  security  with  differing  exercise  prices or times to  maturity.  The  particular strategies  employed by a Fund will depend on Thrivent  Investment Mgt.'s or the Subadviser's perception of anticipated market movements.

Negotiated  Transactions:  The Funds will  generally  purchase and sell  options  traded on a national  securities or options  exchange.  Where  options are not readily  available on such exchanges,  a Fund may purchase and sell options in negotiated  transactions.  A Fund effects negotiated  transactions  only  with  investment  dealers  and other  financial  institutions
deemed  creditworthy  by  its  investment  adviser.   Despite  the  investment  adviser's  or
subadviser's  best  efforts  to  enter  into  negotiated   options   transactions  with  only
creditworthy  parties,  there is always a risk that the opposite party to the transaction may default in its obligation to either  purchase or sell the  underlying  security at the agreed upon time and price,  resulting in a possible loss by the Fund.  This risk is described  more completely in the section of this  Statement of Additional  Information  entitled,  "Risks of
Transactions in Options and Futures".

Options written or purchased by a Fund in negotiated  transactions  are illiquid and there is no  assurance  that a Fund  will be  able to  effect  a  closing  purchase  or  closing  sale transaction  at a time  when  its  investment  adviser  or  subadviser  believes  it would be advantageous  to do so. In the  event  the Fund is  unable  to  effect a closing  transaction with the  holder of a call  option  written by the Fund,  the Fund may not sell the  security underlying the option until the call written by the Fund expires or is exercised.

Closing  Transactions:  The Funds may dispose of options  that they have  written by entering into  "closing  purchase  transactions".  Those Funds may  dispose of options  that they have purchased by entering into  "closing sale  transactions".  A closing  transaction  terminates the rights of a holder,  or the  obligation of a writer,  of an option and does not result in the ownership of an option.

A Fund  realizes a profit from a closing  purchase  transaction  if the premium paid to close the option is less than the premium  received by the Fund from  writing the option.  The Fund realizes  a loss if the  premium  paid is more than the  premium  received.  The Fund may not enter into a closing  purchase  transaction with respect to an option it has written after it has been notified of the exercise of such option.

A Fund  realizes a profit from a closing sale  transaction  if the premium  received to close out the option is more than the premium  paid for the option.  A Fund  realizes a loss if the premium received is less than the premium paid.

Financial Futures and Options on Futures

Selling  Futures  Contracts:  The  Funds  may  sell  financial  futures  contracts  ("futures contracts")  as a hedge  against  adverse  movements  in the  prices of  securities  in those
Funds.  Such contracts may involve futures on items such as U.S.  Government  Treasury bonds, notes  and  bills;  government  mortgage-backed  securities;  corporate  and  municipal  bond indices;  and stock indices.  A futures  contract sale creates an obligation for the Fund, as seller,  to  deliver  the  specific  type  of  instrument  called  for in the  contract  at a specified  future time for a specified price. In selling a futures  contract,  the Fund would realize a gain on the contract if, during the contract  period,  the price of the  securities underlying the futures  contract  decreased.  Such a gain would be expected to  approximately offset the decrease in value of the same or similar  securities  in the Fund.  The Fund would realize a loss if the price of the  securities  underlying  the  contract  increased.  Such a loss would be expected to  approximately  offset the increase in value of the same or similar securities in the Fund.

Futures  contracts  have been  designed  by and are traded on boards of trade which have been designated  "contract  markets" by the Commodity Futures Trading Commission  ("CFTC").  These
boards  of  trade,  through  their  clearing  corporations,   guarantee  performance  of  the
contracts.  Although the terms of some financial  futures  contracts  specify actual delivery or  receipt  of  securities,  in most  instances  these  contracts  are closed out before the settlement  due date  without  the  making or taking of  delivery  of the  securities.  Other financial  futures  contracts,  such as futures  contracts  on a securities  index,  by their terms call for cash  settlements.  The  closing  out of a futures  contract  is  effected  by entering into an offsetting purchase or sale transaction.

When a Fund sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker which are called "margin" by commodities exchanges and brokers.

The payment of "margin" in these  transactions  is different than  purchasing  securities "on margin".  In purchasing  securities  "on margin" an investor pays part of the purchase  price in cash and receives an  extension  of credit from the broker,  in the form of a loan secured by the  securities,  for the unpaid  balance.  There are two categories of "margin"  involved in  these  transactions:  initial  margin  and  variation  margin.  Initial  margin  does not represent  a loan  between a Fund and its broker,  but rather is a "good faith  deposit" by a
Fund to secure its  obligations  under a futures  contract or an option.  Each day during the term of certain  futures  transactions,  a Fund will receive or pay "variation  margin" equal to the daily change in the value of the position held by the Fund.

Buying  Futures  Contracts:  The Funds may purchase  financial  futures  contracts as a hedge against  adverse  movements in the prices of  securities  they intend to purchase.  The Funds may buy and sell futures  contracts for a number of reasons,  including:  (1) to manage their exposure to changes in  securities  prices and foreign  currencies  as an efficient  means of adjusting their overall  exposure to certain markets in an effort to enhance income;  and (2)
to protect the value of portfolio securities.

A futures  contract  purchase  creates an obligation by a Fund, as buyer, to take delivery of the specific type of instrument  called for in the contract at a specified  future time for a specified  price.  In purchasing a futures  contract,  a Fund would realize a gain if, during
the  contract  period,   the  price  of  the  securities   underlying  the  futures  contract
increased.  Such a gain  would  approximately  offset  the  increase  in cost of the  same or similar  securities  that a Fund  intends to  purchase.  A Fund  would  realize a loss if the price of the securities  underlying the contract  decreased.  Such a loss would approximately offset  the  decrease  in cost of the  same or  similar  securities  that a Fund  intends  to purchase.

Options on Futures  Contracts:  The Funds may also sell  ("write") and purchase  covered call and put options on futures  contracts in connection with the above  strategies.  An option on a futures  contract  gives the buyer of the option,  in return for the  premium  paid for the option,  the right to assume a position in the underlying  futures  contract (a long position if the  option is a call and a short  position  if the  option is a put).  The  writing  of a call option on a futures  contract  constitutes a partial hedge against  declining  prices of securities  underlying  the futures  contract to the extent of the premium  received  for the option.  The  purchase  of a put option on a futures  contract  constitutes  a hedge  against price  declines  below the  exercise  price of the option and net of the premium paid for the option.  The purchase of a call option  constitutes a hedge,  net of the premium,  against an increase in cost of securities that a Fund intends to purchase.

Currency  Futures  Contracts  and  Options:  The Funds may also  sell and  purchase  currency futures  contracts (or options  thereon) as a hedge against  changes in prevailing  levels of currency  exchange  rates.  Such  contracts may be traded on U.S. or foreign  exchanges.  The
Fund will not use such contracts or options for leveraging purposes.

Limitations:  The Funds may  engage  in  futures  transactions,  and  transactions  involving options on futures,  only on regulated  commodity  exchanges or boards of trade.  A Fund will not enter  into a futures  contract  or  purchase  or sell  related  options  if  immediately thereafter the sum of the amount of initial margin  deposits on the Fund's  existing  futures and related  options  positions  and  premiums  paid for options  with respect to futures and options  used for  non-hedging  purposes  would  exceed 5% of the market  value of the Fund's total  assets.  In addition,  in  instances  involving  the purchase of futures  contracts or call options thereon,  a Fund will maintain liquid  securities,  cash, or cash equivalents in an amount equal to the market value of such contracts.

Hybrid Investments

As part of their  investment  program  and to  maintain  greater  flexibility,  the Funds may
invest  in  hybrid   instruments  (a  potentially   high-risk   derivative)  which  have  the
characteristics  of futures,  options and securities.  Such instruments may take a variety of forms, such as debt instruments with interest or principal  payments  determined by reference to the value of a  currency,  security  index or  commodity  at a future  point in time.  The risks of such  investments  would  reflect both the risks of  investing in futures,  options, currencies and securities,  including  volatility and illiquidity.  Under certain conditions, the redemption value of a hybrid instrument could be zero.

In  addition,  because the  purchase  and sale of hybrid  instruments  could take place in an over-the-counter  market or in a  private  transaction  between a Fund and the  seller of the hybrid  instrument,  the  creditworthiness  of the counterparty to the transaction would be a risk factor which a Fund would have to consider.  Hybrid  instruments also may not be subject to regulation  of the  Commodities  Futures  Trading  Commission  ("CFTC"),  which  generally regulates the trading of commodity  futures by U.S.  persons,  the SEC,  which  regulates the offer and sale of securities by and to U.S.  persons,  or any other  governmental  regulatory authority.

Risks of Transactions in Options and Futures

There are certain risks involved in the use of futures  contracts,  options on securities and securities index options,  and options on futures contracts,  as hedging devices.  There is a risk that the  movement  in the  prices of the index or  instrument  underlying  an option or futures  contract may not correlate  perfectly  with the movement in the prices of the assets being hedged.  The lack of correlation  could render a Fund's hedging  strategy  unsuccessful and could result in losses.  The loss from investing in futures  transactions  is potentially unlimited.

There is a risk that  Thrivent  Investment  Mgt. or a subadviser  could be incorrect in their expectations  about  the  direction  or  extent  of  market  factors  such as  interest  rate movements.  In such a case,  a Fund  would  have  been  better  off  without  the  hedge.  In addition,  while the principal  purpose of hedging is to limit the effects of adverse  market movements,  the  attendant  expense may cause a Fund's  return to be less than if hedging had not taken place. The overall effectiveness of hedging,  therefore,  depends on the expense of hedging and Thrivent  Investment  Mgt.'s or a subadviser's  accuracy in predicting the future changes in interest rate levels and securities price movements.

A Fund will generally  purchase and sell options  traded on a national  securities or options exchange.  Where  options are not readily  available on such  exchanges,  a Fund may purchase
and  sell  options  in  negotiated   transactions.   When  a  Fund  uses  negotiated  options
transactions,  it will seek to enter into such transactions  involving only those options and futures contracts for which there appears to be an active secondary market.

There is,  nonetheless,  no assurance that a liquid secondary market,  such as an exchange or board of trade,  will exist for any particular  option or futures  contract at any particular time. If a futures market were to become  unavailable,  in the event of an adverse  movement, a Fund would be required to continue  to make daily cash  payments of  maintenance  margin if it could not close a futures  position.  If an options market were to become  unavailable and a closing  transaction  could not be entered  into, an option holder would be able to realize profits or limit  losses only by  exercising  an option,  and an option  writer  would remain obligated until exercise or expiration.

In addition,  exchanges may establish daily price fluctuation  limits for options and futures contracts,  and may halt  trading if a contract's  price moves  upward or downward  more than the limit in a given  day.  On  volatile  trading  days when the price  fluctuation  limit is reached  or a trading  halt is  imposed,  it may be  impossible  for a Fund to enter into new positions  or close out existing  positions.  If the  secondary  market for a contract is not
liquid  because  of  price  fluctuation   limits  or  otherwise,   it  could  prevent  prompt
liquidation of unfavorable  positions,  and  potentially  could require a Fund to continue to hold a position  until  delivery  or  expiration  regardless  of  changes in its value.  As a result,  a Fund's  access to other  assets  held to cover its  options or  futures  positions could also be impaired.

When conducting  negotiated  options  transactions there is a risk that the opposite party to the  transaction  may default in its  obligation  to either  purchase or sell the  underlying security  at the  agreed  upon time and price.  In the event of such a default,  a Fund could lose all or part of the  benefit  it would  otherwise  have  realized  from the  transaction, including the ability to sell  securities it holds at a price above the current  market price or to purchase a security from another party at a price below the current market price.

Finally,  if a broker or clearing member of an options or futures  clearing  corporation were to  become  insolvent,  a Fund  could  experience  delays  and  might not be able to trade or exercise options or futures  purchased  through that broker or clearing member.  In addition, a Fund  could  have  some  or all of  its  positions  closed  out  without  its  consent.  If substantial and widespread,  these  insolvencies  could ultimately  impair the ability of the clearing corporations themselves.

Foreign Futures and Options

Participation  in foreign  futures and foreign  options  transactions  involves the execution and  clearing of trades on or subject to the rules of a foreign  board of trade.  Neither the
National Futures  Association nor any domestic exchange  regulates  activities of any foreign boards of trade, including the execution,  delivery and clearing of transactions,  or has the power to  compel  enforcement  of the  rules of a  foreign  board of trade or any  applicable foreign  law.  This is true even if the exchange is formally  linked to a domestic  market so that a position  taken on the market may be liquidated by a  transaction  on another  market.
Moreover,  such laws or regulations  will vary depending on the foreign  country in which the foreign futures or foreign options transaction occurs.

For these reasons,  customers who trade foreign futures or foreign options  contracts may not be afforded certain of the protective  measures  provided by the Commodity  Exchange Act, the
CFTC's  regulations  and the  rules of the  National  Futures  Association  and any  domestic exchange,  including  the right to use  reparations  proceedings  before the  Commission  and arbitration  proceedings  provided  by the  National  Futures  Association  or  any  domestic futures  exchange.  In  particular,  funds  received from  customers  for foreign  futures or foreign options  transactions  may not be provided the same  protections as funds received in respect of transactions on United States futures exchanges.

In addition,  the price of any foreign  futures or foreign options  contract and,  therefore, the  potential  profit and loss  thereon  may be  affected  by any  variance  in the  foreign exchange  rate between the time an order is placed and the time it is  liquidated,  offset or exercised.

Short Sales Against the Box

The Funds may effect short sales, but only if such  transactions are short sale  transactions known as short  sales  "against  the  box".  A short  sale is a  transaction  in which a Fund sells a security it does not own by  borrowing  it from a broker,  and  consequently  becomes obligated  to replace  that  security.  A short sale  against the box is a short sale where a
Fund owns the security  sold short or has an  immediate  and  unconditional  right to acquire that security without  additional cash  consideration  upon conversion,  exercise or exchange of  options  with  respect  to  securities  held in its  portfolio.  The  effect of selling a security short against the box is to insulate that security against any future gain or loss.

Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

Foreign Currency  Warrants.  Foreign currency  warrants are warrants which entitle the holder to  receive  from  their  issuer an amount of cash  (generally,  for  warrants  issued in the
United States, in U.S.  dollars).  The cash amount is calculated  pursuant to a predetermined formula and based on the  exchange  rate  between a specified  foreign  currency and the U.S.
dollar as of the exercise  date of the  warrant.  Foreign  currency  warrants  generally  are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency  warrants have been issued in connection with U.S.  dollar-denominated  debt offerings by major corporate  issuers in an attempt to reduce the foreign  currency  exchange risk that, from the point of view of prospective  purchasers of the  securities,  is inherent in the  international  fixed-income  marketplace.  Foreign  currency  warrants may attempt to reduce the  foreign  exchange  risk  assumed by  purchasers  of a security  by, for  example, providing for a supplemental  payment in the event that the U.S. dollar  depreciates  against the value of a major  foreign  currency such as the Japanese Yen or German  Deutschmark.  The formula used to determine  the amount  payable upon  exercise of a foreign  currency  warrant may make the warrant  worthless unless the applicable  foreign  currency  exchange rate moves in a particular  direction (e.g.,  unless the U.S. dollar appreciates or depreciates  against the  particular  foreign  currency  to which  the  warrant  is linked  or  indexed).  Foreign currency  warrants are severable  from the debt  obligations  with which they may be offered, and may be listed on exchanges.

Foreign  currency  warrants  may be  exercisable  only in  certain  minimum  amounts,  and an investor  wishing to exercise  warrants who possesses less than the minimum  number  required for  exercise  may be  required  either  to  sell  the  warrants  or to  purchase  additional warrants,  thereby  incurring  additional  transaction  costs. In the case of any exercise of warrants,  there  may  be  a  time  delay  between  the  time  a  holder  of  warrants  gives
instructions   to  exercise  and  the  time  the  exchange   rate  relating  to  exercise  is
determined.  During  this  time  the  exchange  rate  could  change  significantly,   thereby
affecting both the market and cash settlement values of the warrants being exercised.

The expiration  date of the warrants may be  accelerated  if the warrants  should be delisted from an exchange or if their trading  should be suspended  permanently.  This would result in the loss of any remaining  "time value" of the warrants  (i.e.,  the  difference  between the current market value and the exercise  value of the warrants),  and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants  are  generally  unsecured  obligations  of their  issuers and are not  standardized foreign currency options issued by the Options Clearing Corporation  ("OCC").  Unlike foreign currency  options issued by OCC, the terms of foreign  exchange  warrants  generally will not be amended in the event of governmental  or regulatory  actions  affecting  exchange rates or in the event of the  imposition of other  regulatory  controls  affecting  the  international currency markets.

The initial public offering price of foreign currency  warrants is generally  considerably in excess of the price that a commercial user of foreign  currencies  might pay in the interbank
market  for  a  comparable   option  involving   significantly   larger  amounts  of  foreign
currencies.

Foreign currency warrants are subject to significant  foreign exchange risk,  including risks arising from complex political or economic factors.

Foreign Currency  Transactions.  A forward foreign  currency  exchange  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the  contract  agreed  upon by the  parties at a price set at the time of the contract.  These  contracts are  principally  traded in the interbank  market conducted  directly  between currency  traders  (usually large,  commercial  banks) and their customers.  A forward contract generally has no deposit  requirement,  and no commissions are charged at any stage for trades.

A Fund may enter into  forward  contracts  for a variety of purposes in  connection  with the management  of the  foreign  securities  portion  of its  portfolio.  A  Fund's  use of  such contracts would include, but not be limited to, the following:

       (1) When  the  Fund  enters  into a  contract  for  the  purchase  or  sale of a security  denominated in a foreign currency,  it may desire to "lock in" the
           U.S.  dollar  price of the  security.  By entering  into a forward  contract for the purchase or sale,  for a fixed  amount of dollars,  of the amount of foreign  currency  involved in the  underlying  security  transactions,  the
           Fund will be able to protect  itself  against a possible loss resulting from an  adverse  change in the  relationship  between  the U.S.  dollar  and the subject  foreign  currency  during the period  between the date the security is purchased or sold and the date on which payment is made or received.

       (2) When a Fund  determines  that one  currency  may  experience  a  substantial movement  against another  currency,  including the U.S.  dollar, a Fund may enter  into a  forward  contract  to sell or buy the  amount  of the  former foreign  currency,  approximating  the  value  of  some  or all of a  Fund's portfolio securities denominated in such foreign currency.

Alternatively,  where  appropriate,  a Fund may  hedge  all or part of its  foreign  currency exposure  through the use of a basket of currencies or a proxy  currency  where such currency or  currencies  act as an effective  proxy for other  currencies.  In such a case, a Fund may enter into a forward  contract  where the amount of the foreign  currency to be sold  exceeds the value of the  securities  denominated  in such  currency.  The use of this basket hedging technique  may  be  more  efficient  and  economical  than  entering  into  separate  forward contracts for each currency held in a Fund.

The  precise  matching  of the  forward  contract  amounts  and the  value of the  securities involved  will not  generally  be  possible  since the  future  value of such  securities  in foreign  currencies  will change as a consequence  of market  movements in the value of those securities  between  the date the forward  contract is entered  into and the date it matures.
The  projection  of  short-term  currency  market  movement is extremely  difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.

Under normal  circumstances,  currency risk will be considered  when deciding  whether to buy or  sell a  security  and  as  part  of  the  overall  diversification  strategies.  However,
Thrivent  Investment  Mgt. and Price  International  believe that it is important to have the flexibility to enter into such forward  contracts when it determines  that the best interests of the Fund will be served.

A Fund may enter into forward  contracts  for any other  purpose  consistent  with the Fund's investment  objective and program.  However,  a Fund will not enter into a forward  contract, or maintain exposure to any such  contract(s),  if the amount of foreign currency required to be  delivered  thereunder  would  exceed  the Fund's  holdings  of  liquid,  high-grade  debt securities,  currency  available  for cover of the  forward  contract(s),  or other  suitable cover as permitted by the SEC. In  determining  the amount to be delivered  under a contract, the Fund may net offsetting positions.

At the  maturity  of a forward  contract,  a Fund may sell the  portfolio  security  and make delivery  of the  foreign  currency,  or it may retain  the  security  and either  extend the maturity of the forward  contract (by "rolling" that contract  forward) or may initiate a new forward contract.

If a Fund retains the portfolio security and engages in an offsetting  transaction,  the Fund will incur a gain or a loss (as  described  below) to the extent that there has been movement in  forward  contract  prices.  If a  Fund  engages  in an  offsetting  transaction,  it  may subsequently  enter  into a new  forward  contract  to  sell  the  foreign  currency.  Should forward prices decline  during the period between a Fund's  entering into a forward  contract for the sale of a foreign  currency  and the date it enters into an  offsetting  contract for the  purchase of the foreign  currency,  the Fund will realize a gain to the extent the price of the  currency  it has agreed to sell  exceeds  the price of the  currency it has agreed to purchase.  Should forward prices  increase,  the Fund will suffer a loss to the extent of the price of the  currency  it has agreed to purchase  exceeds  the price of the  currency it has agreed to sell.

A Fund's dealing in forward  foreign  currency  exchange  contracts will generally be limited to the  transactions  described  above.  However,  the Funds  reserve the right to enter into
forward   foreign   currency   contracts   for   different   purposes  and  under   different
circumstances.  Of course,  the Funds are not required to enter into forward  contracts  with regard  to  foreign  currency-denominated  securities  and  will  not  do  so  unless  deemed appropriate.  It also  should be realized  that this  method of hedging  against a decline in the value of a currency  does not  eliminate  fluctuations  in the  underlying  prices of the securities.  It  simply  establishes  a rate of  exchange  at a  future  date.  Additionally, although  such  contracts  tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  at the same  time,  they tend to limit any  potential  gain that might result from an increase in the value of that currency.

Although  a Fund  values  its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies  into U.S.  dollars on a daily basis.  It will do so from time to time,  and there are costs  associated  with  currency  conversion.  Although foreign exchange  dealers do not charge a fee for conversion,  they do realize a profit based on the  difference  (the  "spread")  between  the prices at which they are buying and selling various  currencies.  Thus, a dealer may offer to sell a foreign  currency to the fund at one rate,  while  offering  a lesser  rate of  exchange  should  the fund  desire to resell  that currency to the dealer.

Principal  Exchange Rate Linked  Securities.  Principal  exchange rate linked  securities are debt  obligations  the  principal  on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S.  dollar and a particular  foreign  currency at or about that time.  The return on  "standard"  principal  exchange  rate linked  securities  is enhanced if the  foreign  currency to which the  security is linked  appreciates  against the
U.S.  dollar,  and is adversely  affected by increases in the foreign  exchange  value of the
U.S.  dollar.  "Reverse"  principal  exchange rate linked  securities are like the "standard"
securities,  except  that their  return is  enhanced  by  increases  in the value of the U.S.
dollar and adversely impacted by increases in the value of foreign currency.

Interest  payments  on the  securities  are  generally  made in U.S.  dollars  at rates  that reflect  the degree of foreign  currency  risk  assumed or given up by the  purchaser  of the notes (i.e.,  at relatively  higher  interest  rates if the purchaser has assumed some of the foreign  exchange risk, or relatively  lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal  exchange rate linked  securities  may in limited cases be subject to  acceleration of maturity  (generally,  not without  the consent of the holders of the  securities),  which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper.  Performance indexed paper is U.S.  dollar-denominated  commercial paper the yield of which is linked to certain foreign  exchange rate movements.  The yield to the investor on  performance  indexed paper is  established at maturity as a function of spot exchange  rates  between the U.S.  dollar and a designated  currency as of or about that time
(generally,  the index  maturity two days prior to maturity).  The yield to the investor will be within a range  stipulated  at the time of  purchase  of the  obligation.  Generally,  the guaranteed  minimum rate of return is below,  and a potential  maximum rate of return that is above,  market yields on U.S.  dollar-denominated  commercial  paper.  In addition,  both the minimum and maximum  rates of return on the  investment  generally  correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Investment Companies

Each  Fund may  invest in  securities  of other  investment  companies,  including  shares of closed-end investment  companies,  unit investment trusts, and open-end investment companies, which represent  interests in professionally  managed  portfolios that may invest in any type of  instrument.  Investing in other  investment  companies  involves  substantially  the same risks as  investing  directly  in the  underlying  instruments,  but may  involve  additional expenses at the investment  company-level,  such as portfolio  management  fees and operating expenses  which would result in the Fund paying its  proportionate  share.  Certain  types of investment  companies,  such as  closed-end  investment  companies,  issue a fixed  number of shares  that trade on a stock  exchange  or  over-the-counter  at a premium or a discount  to their net asset value.  Others are  continuously  offered at net asset value, but may also be traded in the  secondary  market.  The extent to which a Fund can invest in other  investment companies is limited by federal securities laws.

Exchange Traded Funds (ETFs)

These are a type of index  fund  bought  and sold on a  securities  exchange.  An ETF  trades like  common  stock and  represents  a fixed  portfolio  of  securities  designed  to track a particular  market index.  Each Fund could purchase an ETF to temporarily  gain exposure to a portion of the U.S. or a foreign  market while  awaiting  purchase of underlying  securities.
The risks of owning an ETF generally  reflect the risks of owning the  underlying  securities they are  designed to track,  although  lack of  liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Passive Foreign Investment Companies

Each Fund may purchase the securities of certain  foreign  investment  funds or trusts called passive  foreign  investment  companies.  Such  trusts  have been the only or primary  way to invest in  certain  countries.  In  addition  to  bearing  their  proportionate  share of the
trust's  expenses   (management  fees  and  operating   expenses),   shareholders  will  also
indirectly  bear  similar  expenses  of  such  trusts.  Capital  gains  on the  sale  of such holdings  are  considered  ordinary  income  regardless  of how long  the  Funds  hold  their investments.  In addition,  the Funds may be subject to corporate  income tax and an interest charge on certain  dividends and capital gains earned from these  investments,  regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and  interest,  the Funds intend to treat these  securities  as sold on the last  day of its  fiscal  year  and  recognize  any  gains  for tax  purposes  at that  time;
deductions  for losses are  allowable  only to the extent of any gains  resulting  from these deemed  sales for prior  taxable  years.  Such gains and losses  will be treated as  ordinary income.  The Funds will be required to  distribute  any  resulting  income even though it has not sold the security and received cash to pay such distributions.

Investment Limitations

The  fundamental   investment   restrictions  for  the  Funds  are  set  forth  below.  These fundamental  investment  restrictions  may not be changed by a Fund except by the affirmative vote of a  majority  of the  outstanding  voting  securities  of that Fund as  defined in the
Investment  Company Act of 1940.  (Under the  Investment  Company Act of 1940, a "vote of the majority  of the  outstanding  voting  securities"  means the vote,  at a meeting of security holders  duly  called,  (i) of 67% or more of the voting  securities  present at a meeting if the  holders  of  more  than  50%  of  the  outstanding  voting  securities  are  present  or represented  by  proxy  or  (ii) of  more  than  50% of the  outstanding  voting  securities, whichever is less (a "1940 Act Majority  Vote").) Under these  restrictions,  with respect to each Fund:

        1. None of the Funds may borrow  money,  except  that a Fund may  borrow  money
           (through  the issuance of debt  securities  or  otherwise)  in an amount not exceeding  one-third of the Fund's total assets  immediately  after the time of such borrowing.

        2. None of the Funds may issue senior  securities,  except as  permitted  under the  Investment  Company Act of 1940 or any  exemptive  order or rule issued by the Securities and Exchange Commission.

        3. None of the Funds,  will, with respect to 75% of its total assets,  purchase securities  of an issuer  (other  than the U.S.  Government,  its  agencies,
           instrumentalities   or   authorities   or   repurchase    agreements   fully
           collateralized   by  U.S.   Government   securities  and  other   investment
           companies) if (a) such purchase  would,  at the time,  cause more than 5% of the  Fund's  total  assets  taken  at  market  value to be  invested  in the securities of such issuer;  or (b) such purchase would, at the time,  result in more than 10% of the outstanding  voting  securities of such issuer being held by the Fund.

        4. None of the Funds may buy or sell real  estate, except that any Fund may (i)
           acquire or lease office space for its own use, (ii) invest in securities  of issuers  that  invest in real estate or interest  therein,  (iii)  invest in mortgage-related  securities and other  securities  that are secured by real estate or interest  therein,  and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

        5. None of the Funds may purchase or sell  commodities or commodity  contracts, except that any Fund may purchase and sell  derivatives  (including  but not limited to options,  futures  contracts  and  options on futures  contracts)
           whose  value  is tied to the  value  of a  financial  index  or a  financial instrument  or  other  asset  (including,  but not  limited  to,  securities indexes, interest rates, securities, currencies and physical commodities).

        6. None of the  Funds  may  make  loans,  except  that  any  Fund  may (i) lend
           portfolio  securities,   (ii)  enter  into  repurchase   agreements,   (iii)
           purchase  all or a  portion  of an  issue  of  debt  securities,  bank  loan
           participation   interests,    bank   certificates   of   deposit,   bankers'
           acceptances,  debentures  or other  securities,  whether or not the purchase is made upon the original  issuance of the securities,  and (iv) participate in an interfund lending program with other registered investment companies.

        7. None of the Funds will  underwrite the  securities of other issuers,  except where the Fund may be deemed to be an  underwriter  for  purposes of certain federal  securities  laws in connection  with the  disposition  of portfolio securities;  with investments in other investment companies;  and with loans that a Fund may make pursuant to its fundamental  investment  restriction on lending.

        8. None of the Funds will  purchase a security if,  after giving  effect to the purchase,  more  than  25% of its  total  assets  would be  invested  in the securities  of one or  more  issuers  conducting  their  principal  business activities  in the same  industry,  except  that this  restriction  does not apply to Government  Securities  (as such term is defined in the  Investment
           Company Act of 1940).

The following nonfundamental investment restriction may be changed without shareholder approval.  Under this restriction:

        1. None of the Funds will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund's total assets are outstanding.  The Funds intend to limit borrowings to amounts borrowed from a bank, repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

        2. The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25%
           (instead of "more than 25%") of a Fund's total assets.

        3. The fundamental investment restriction with respect to 75% of a Fund's total assets will not invest in repurchase agreements that are collateralized by other investment companies.

The Trust has applied for an exemptive order from the SEC which would allow the Funds to engage in an interfund lending program.  In an interfund lending arrangement, the
Funds directly lend to and borrow money from each other for temporary purposes.  This arrangement allows the borrowing Funds to borrow at a lower interest rate than banks offer, allows lending Funds to earn extra income, and reduces the need for bank lines of credit.  Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in "self-dealing," i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company.  Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission.
The Funds' interfund lending arrangement is designed to ensure that each Fund has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a "senior  security" as any bond,  debenture,  note, or similar  obligation  constituting a security and evidencing  indebtedness.  Section  18(f)(1)
of the 1940 Act prohibits an open-end  investment  company from issuing senior securities but permits  borrowings  from a bank if immediately  after the borrowing  there is asset coverage of at least 300% and  provided  further  that,  in the event that such asset  coverage  falls below  300%,  the  investment  company  will,  within  3  days  (not  including  Sundays  and holidays),  reduce the amount of its  borrowings to an extent that the asset coverage of such borrowings  shall be at least  300%.  The SEC staff has  taken the  position  that a fund may engage  in  certain  leveraged  transactions,  such as  short  sales  and  financial  futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

MANAGEMENT OF THE FUNDS

Board of Trustees and Executive Officers

The Board of  Trustees  is  responsible  for the  management  and  supervision  of the Funds'
business  affairs and for exercising  all powers except those  reserved to the  shareholders.
Each  Trustee  also  serves as a Director  of AAL  Variable  Product  Series  Fund,  Inc.,  a
registered  investment  company  consisting of 14 Portfolios  that serve as underlying  funds for variable  contracts  issued by Thrivent  Financial for Lutherans  ("Thrivent  Financial")
and Thrivent Life  Insurance  Company  ("TLIC") and  retirement  savings  plans  sponsored by
Thrivent Financial.

Also,  in  addition  to serving as a Trustee  of The AAL Mutual  Funds and a Director  of AAL
Variable Product Series Fund, Inc.,  Messrs.  Eggerding and Gilbert serve as a Trustee of The
Lutheran  Brotherhood  Family of Funds (a  registered  investment  company  consisting  of 11
Funds,  which offer Class A, Class B and Institutional  Class shares) and as a Director of LB
Series Fund,  Inc. (a registered  investment  company  consisting of 14 Portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial and TLIC).

Interested Trustees*

----------------------- ------------ ------------ --------------------- -------------------------
                        Position
                        with the
                        Fund,        Principal
                        Length of    Occupation   Number of
                        Service and  During the   Portfolios in Fund
Name, Address           Term of      Past 5       Complex Overseen by   Other Directorships
and Age                 Office**     Years        Trustee               Held by Trustee
----------------------- ------------ ------------ --------------------- -------------------------
----------------------- ------------ ------------ --------------------- -------------------------
John O. Gilbert         Chairman     Chairman,    14 of the AAL         Life Office Management
625 Fourth Avenue       and          Thrivent     Variable Product      Association (LOMA)
South                   Trustee      Financial    Series Fund, Inc.,    board of directors;
Minneapolis, MN         since 1999   for          20 of The AAL         member of the board of
Age 61                               Lutherans    Mutual Funds, 14      regents for Luther
                                     since        of the AAL Variable   College in Decorah,
                                     2002;        Product Series        Iowa;  Trustee, Luther
                                     Chairman,    Fund, Inc., 11 of     Seminary Foundation
                                     President    The Lutheran
                                     and Chief    Brotherhood Family
                                     Executive    of Funds
                                     Officer,
                                     Aid
                                     Association
                                     for
                                     Lutherans
                                     from 1999
                                     to 2002;
                                     President
                                     and Chief
                                     Executive
                                     Officer,
                                     Aid
                                     Association
                                     for
                                     Lutherans
                                     from 1996
                                     to 1999
----------------------- ------------ ------------ --------------------- -------------------------
----------------------- ------------ ------------ --------------------- -------------------------
Lawrence W.             Trustee      Executive    14 of the AAL         St. Paul Chamber
Stranghoener            since 2002   Vice         Variable Product      Orchestra Board;
625 Fourth Avenue                    President    Series Fund, Inc.,    Metropolitan Economic
South                                and Chief    20 of The AAL         Development
Minneapolis, MN                      Financial    Mutual Funds, 14      Association; Director,
Age 49                               Officer,     of the AAL Variable   Kennametal, Inc.
                                     Thrivent     Product Series
                                     Financial    Fund, Inc., 11 of
                                     for          The Lutheran
                                     Lutherans    Brotherhood Family
                                     since        of Funds
                                     2002;
                                     Executive
                                     Vice
                                     President
                                     and Chief
                                     Financial
                                     Officer,
                                     Lutheran
                                     Brotherhood
                                     in 2001;
                                     Executive
                                     Vice
                                     President
                                     and Chief
                                     Financial
                                     Officer,
                                     Techies.com
                                     in 2000;
                                     Vice
                                     President
                                     and Chief
                                     Financial
                                     Officer,
                                     Honeywell
                                     Inc.
                                     (thermostat
                                     and
                                     aerospace
                                     business)
                                     from 1997
                                     to 1999
----------------------- ------------ ------------ --------------------- -------------------------

Disinterested Trustees
---------------------- ----------------- ---------- ---------------- ---------------------------
                       Position with     Principal  Number of
                       the Fund,         Occupation Portfolios in
                       Length of         During     Fund Complex
Name, Address          Service and       the Past   Overseen by      Other Directorships Held
and Age                Term of Office**  5 Years    Trustee          by Trustee
---------------------- ----------------- ---------- ---------------- ---------------------------
---------------------- ----------------- ---------- ---------------- ---------------------------
F. Gregory Campbell    Trustee since     President, 14 of the LB     Director, National
625 Fourth Avenue      1992              Carthage   Series Fund,     Association of
South                                    College    Inc., 20 of      Independent Colleges and
Minneapolis, MN                          since      The AAL Mutual   Universities, Director,
Age 63                                   1998       Funds, 14 of     JohnsonFamily Funds,
                                                    the AAL          Inc., an investment
                                                    Variable         company consisting  four
                                                    Product Series   portfolios;  Director,
                                                    Fund, Inc.       Kenosha Hospital and
                                                                     Medical Center Board;
                                                                     Prairie School Board;
                                                                     United Health Systems
                                                                     Board
---------------------- ----------------- ---------- ---------------- ---------------------------
---------------------- ----------------- ---------- ---------------- ---------------------------
Herbert F.             Trustee since     Management 14 of the LB     None
Eggerding, Jr.         2003              consultant Series Fund,
625 Fourth Avenue                        to         Inc., 20 of
South                                    several    The AAL Mutual
Minneapolis, MN                          privately  Funds, 14 of
Age 66                                   owned      the AAL
                                         companies  Variable
                                                    Product Series
                                                    Fund, Inc., 11
                                                    of The
                                                    Lutheran
                                                    Brotherhood
                                                    Family of Funds
---------------------- ----------------- ---------- ---------------- ---------------------------
---------------------- ----------------- ---------- ---------------- ---------------------------
Richard L. Gady        Trustee since     Retired;   14 of the LB     Director, International
625 Fourth Avenue      1987              previously Series Fund,     Agricultural Marketing
South                                    Vice       Inc., 20 of      Association
Minneapolis, MN                          President, The AAL Mutual
Age 60                                   Public     Funds, 14 of
                                         Affairs    the AAL
                                         and        Variable
                                         Chief      Product Series
                                         Economist, Fund, Inc.
                                         Conagra,
                                         Inc.
                                         (agribusiness)
---------------------- ----------------- ---------- ---------------- ---------------------------
---------------------- ----------------- ---------- ---------------- ---------------------------
Edward W. Smeds        Trustee since     Retired    14 of the LB     Chairman of Carthage
625 Fourth Avenue      1999                         Series Fund,     College Board
South                                               Inc., 20 of
Minneapolis, MN                                     The AAL Mutual
Age 67                                              Funds, 14 of
                                                    the AAL
                                                    Variable
                                                    Product Series
                                                    Fund, Inc.
---------------------- ----------------- ---------- ---------------- ---------------------------

Officers
---------------------------- ----------------------- ------------------------------------------------
                             Position with the
                             Fund and Length of
Name, Address and Age        Service***              Principal Occupation During the Past 5 Years
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Pamela J. Moret              President since 2002;   Executive Vice President, Marketing and
625 Fourth Avenue South      Serves at discretion    Products, Thrivent Financial since 2002;
Minneapolis, MN              of the Board until      Senior Vice President, Products, American
Age 47                       her successor is        Express Financial Advisors from 2000 to 2001;
                             elected                 Vice President, Variable Assets, American
                                                     Express Financial Advisors from 1996 to 2000
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Charles D. Gariboldi         Treasurer and           Vice President, Investment Accounting,
625 Fourth Avenue South      Principal Accounting    Thrivent Financial for Lutherans since 2002;
Minneapolis, MN              Officer since  2002     Head of Investment Accounting, Aid Association
Age 43                                               for Lutherans from 1999 to 2001
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Russell W. Swansen           Vice President since    Chief Investment Officer, Investments,
625 Fourth Avenue South      2004                    Thrivent Financial for Lutherans since 2004,
Minneapolis, MN                                      Managing Director, Colonnade Advisors, LLC
Age 46                                               from 2001 to 2003, President and Chief
                                                     Investment Officer of PPM American from 1990
                                                     to 2000
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Karl  D. Anderson            Vice President since    Vice President, Investment Product Solutions
625 Fourth Avenue South      2003                    Management, Thrivent Financial for Lutherans
Minneapolis, MN                                      since 2002; Vice President and Actuary, Aid
Age  42                                              Association for Lutherans from 1997 to 2002
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Frederick P. Johnson         Vice President since    Vice President, Investment Operations,
625 Fourth Avenue South      2003                    Thrivent Financial for Lutherans since 2002;
Minneapolis, MN                                      Vice President, Investment Operations,
Age 40                                               Lutheran Brotherhood in 2001; Assistant Vice
                                                     President, Investment Operations, Lutheran
                                                     Brotherhood from 1994 to 2001
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Thomas R Mischka             Vice President and      Vice President of Divisional Support Services,
625 Fourth Avenue South      Anti-Money Laundering   Thrivent Financial for Lutherans since 2003;
Minneapolis, MN              Officer since 2003      Vice President of Marketing from 1997 to 2003,
Age  44                                              Aid Association for Lutherans
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Marnie L. Loomans-Thuecks    Vice President since    Vice President, Customer Interaction
625 Fourth Avenue South      2004                    Department, Thrivent Financial for Lutherans
Minneapolis, MN                                      since 1999
Age 40
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Brett L. Agnew               Assistant Secretary     Senior Counsel, Thrivent Financial for
625 Fourth Avenue South      since 2004              Lutherans since  2002; Counsel, Aid
Minneapolis, MN                                      Association for Lutherans from 2001 to 2002;
Age 33                                               Consultant Principal Financial Group from 1998
                                                     to 2001
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
John C. Bjork                Assistant Secretary     Senior Counsel, Thrivent Financial for
625 Fourth Avenue South      since 2003;             Lutherans since 2002; Counsel, Lutheran
Minneapolis, MN                                      Brotherhood from 1987 to 2001
Age 50
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
James E. Nelson              Secretary since 2004;   Vice President, Securities Law, Thrivent
625 Fourth Avenue South                              Financial for Lutherans since 2002; Head of
Minneapolis, MN                                      Securities Law, Lutheran Brotherhood from 2001
Age 43                                               to 2002;  Counsel and head of Insurance
                                                     Practice Group, Law Division of ING ReliaStar
                                                     (formerly ReliaStar Financial Corp.) from 1998
                                                     to 2001
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Marlene J. Nogle             Assistant Secretary     Senior Counsel, Thrivent Financial for
625 Fourth Avenue South      since 2003              Lutherans since 2002; Senior Counsel and
Minneapolis, MN                                      Assistant Vice President, Lutheran Brotherhood
Age 55                                               from 1991 to 2002
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
                             Assistant Treasurer     Director, Fund Accounting Operations, Thrivent
Todd J. Kelly                since 1999              Financial for Lutherans since 2002; Manager,
222 West College Avenue                              Mutual Fund Accounting, Aid Association for
Appleton, WI                                         Lutherans from 1996 to 2002
Age 33
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Gerard V. Vaillancourt       Assistant Treasurer     Director, Fund Accounting Administration,
625 Fourth Avenue South      since 2002              Thrivent Financial for Lutherans since 2002;
Minneapolis, MN                                      Manager-Portfolio Compliance, Lutheran
Age 35                                               Brotherhood from 2001 to 2002; Manager-Fund
                                                     Accounting, Minnesota Life form 2000 to 2001;
                                                     Supervisor-Securities Accounting, Lutheran
                                                     Brotherhood from 1998 to 2000
---------------------------- ----------------------- ------------------------------------------------

*  "Interested  person"  of the Fund as  defined  in the  Investment  Company  Act of 1940 by virtue of positions with Thrivent Financial for Lutherans.

**  Each  Trustee  serves  an  indefinite  term  until  his  successor  is duly  elected  and qualified.  The  Fund's  bylaws  provide  that  each  Trustee  must  retire at the end of the calendar year in which the Trustee attains age 70.

*** Officers  serve at the  discretion of the board until their  successors are duly appointed and qualified.

Committees of the Board of Trustees
------------------- -------------------------- ------------------------------------ ---------------------
                                                                                    Meetings Held During
Committee           Members/1/                 Function                             Last Fiscal Year
------------------- -------------------------- ------------------------------------ ---------------------
------------------- -------------------------- ------------------------------------ ---------------------
Audit               F. Gregory Campbell        The 1940 Act requires that the       2
                    Herbert F. Eggerding, Jr.  Trusts' independent auditors be
                    Richard L. Gady            selected by a majority of those
                    Edward W. Smeds            Trustees who are not "interested
                                               persons" (as defined in the 1940
                                               Act) of the Trust.  The Audit
                                               Committee is responsible for
                                               recommending the engagement or
                                               retention of the Trust's
                                               independent accountants, reviewing
                                               with the independent accountants
                                               the plan and the results of the
                                               auditing engagement, approving
                                               professional services provided by
                                               the independent accountants prior
                                               to the performance of such
                                               services, considering the range of
                                               audit and non-audit fees,
                                               reviewing the independence of the
                                               independent accountants, reviewing
                                               the scope and results of
                                               procedures of internal auditing
                                               and reviewing the system of
                                               internal accounting control.
------------------- -------------------------- ------------------------------------ ---------------------
------------------- -------------------------- ------------------------------------ ---------------------
Contracts           F. Gregory Campbell        The function of the Contracts        N/A-The Contracts
                    Herbert F. Eggerding, Jr.  Committee is to assist the Board     Committee was
                    Richard L. Gady            of Trustees in fulfilling its        established in 2003
                    Edward W. Smeds            duties with respect to the review
                                               and approval of contracts between
                                               the Trust and other entities,
                                               including entering into new
                                               contracts and the renewal of
                                               existing contracts.  The Contracts
                                               Committee considers investment
                                               advisory, distribution, transfer
                                               agency, administrative service and
                                               custodial contracts, and such
                                               other contracts as the Board of
                                               Trustees deems necessary or
                                               appropriate for the continuation
                                               of operations of each Fund.
------------------- -------------------------- ------------------------------------ ---------------------
------------------- -------------------------- ------------------------------------ ---------------------
Governance          F. Gregory Campbell        The Governance Committee assists     N/A-The Governance
                    Herbert F. Eggerding, Jr.  the Board of Trustees in             Committee was
                    Richard L. Gady            fulfilling its duties with respect   established in 2003
                    Edward W. Smeds            to the governance of the Trust,
                                               including recommendations
                                               regarding evaluation of the Board
                                               of Trustees, compensation of the
                                               Trustees and composition of the
                                               committees and the Board's
                                               membership.  The Governance
                                               Committee makes recommendations
                                               regarding nominations for
                                               Trustees, and will consider
                                               nominees suggested by shareholders
                                               sent to the attention of the
                                               President of the Trust.
------------------- -------------------------- ------------------------------------ ---------------------
/1/ The Independent Trustees serve as members of each Committee.

Beneficial Interest in the Fund by Trustees

The following  tables provide  information as of December 31, 2002 regarding the dollar range of  beneficial  ownership  by each  Trustee  in each  series of the Fund.  In  addition,  the amount shown in the last column  reflects the aggregate  amount of each Trustee's  beneficial ownership in all registered  investment  companies within the investment company complex that are overseen by the Trustee.

Interested Trustees
----------------------------- ------------------------------------------    ------------------------
                                                                            Aggregate Dollar Range
                                                                                 of Beneficial
                                                                               Ownership in All
                                                                             Registered Investment
                                                                             Companies Overseen by
                                                                              the Director in the
                              Dollar Range of Beneficial Ownership in         Investment Company
Name of Trustee               Each Series of the Trust                              Complex
----------------------------- --------------------------------------------  ------------------------
----------------------------- --------------------------------------------  ------------------------
John O. Gilbert               The AAL Technology Stock Fund           None       Over $100,000
                              The AAL Aggressive Growth Fund          None
                              The AAL Small Cap Stock Fund            None
                              The AAL Small Cap Index Fund II         None
                              The AAL Small Cap Value Fund            None
                              The AAL Mid Cap Stock Fund              None
                              The AAL Mid Cap Index Fund              None
                              The AAL Mid Cap Index Fund II           None
                              The AAL International Fund        $1-$50,000
                              The AAL Capital Growth Fund       $1-$50,000
                              The AAL Large Company Index Fund        None
                              The AAL Large Company Index Fund II     None
                              The AAL Equity Income Fund              None
                              The AAL Balanced Fund                   None
                              The AAL High Yield Bond Fund            None
                              The AAL Municipal Bond Fund    Over $100,000
                              The AAL Bond Fund                       None
                              The AAL Bond Index Fund                 None
                              The AAL Money Market Fund      Over $100,000
                              The AAL 2006 TargetFund                 None
----------------------------- ------------------------------------------ ------------------------
----------------------------- ------------------------------------------ ------------------------
Lawrence W. Stranghoener      The AAL Technology Stock Fund           None        Over $100,000
                              The AAL Aggressive Growth Fund          None
                              The AAL Small Cap Stock Fund   $50,001-$100,000
                              The AAL Small Cap Index Fund II         None
                              The AAL Small Cap Value Fund            None
                              The AAL Mid Cap Stock Fund              None
                              The AAL Mid Cap Index Fund              None
                              The AAL Mid Cap Index Fund II           None
                              The AAL International Fund              None
                              The AAL Capital Growth Fund    $50,001-$100,000
                              The AAL Large Company Index Fund        None
                              The AAL Large Company Index Fund II     None
                              The AAL Equity Income Fund              None
                              The AAL Balanced Fund                   None
                              The AAL High Yield Bond Fund            None
                              The AAL Municipal Bond Fund             None
                              The AAL Bond Fund                       None
                              The AAL Bond Index Fund                 None
                              The AAL Money Market Fund               None
                              The AAL 2006 Target Fund                None
----------------------------- ------------------------------------------ ------------------------

Disinterested Trustees
----------------------------- ------------------------------------------    ------------------------
                                                                            Aggregate Dollar Range
                                                                                 of Beneficial
                                                                               Ownership in All
                                                                             Registered Investment
                                                                             Companies Overseen by
                                                                              the Director in the
                              Dollar Range of Beneficial Ownership in         Investment Company
Name of Trustee               Each Series of the Trust                              Complex
----------------------------- ------------------------------------------ ------------------------
----------------------------- ------------------------------------------ ------------------------
F. Gregory Campbell           The AAL Technology Stock Fund           None        $50,001-$100,000
                              The AAL Aggressive Growth Fund          None
                              The AAL Small Cap Stock Fund         $1-$10,000
                              The AAL Small Cap Index Fund II         None
                              The AAL Small Cap Value Fund            None
                              The AAL Mid Cap Stock Fund      $10,001-$50,000
                              The AAL Mid Cap Index Fund              None
                              The AAL Mid Cap Index Fund II           None
                              The AAL International Fund      $10,001-$50,000
                              The AAL Capital Growth Fund     $10,001-$50,000
                              The AAL Large Company Index Fund        None
                              The AAL Large Company Index Fund II     None
                              The AAL Equity Income Fund           $1-$10,000
                              The AAL Balanced Fund                   None
                              The AAL High Yield Bond Fund            None
                              The AAL Municipal Bond Fund             None
                              The AAL Bond Fund                       None
                              The AAL Bond Index Fund                 None
                              The AAL Money Market Fund               None
                              The AAL 2006 Target Fund                None
----------------------------- ------------------------------------------ ------------------------
----------------------------- ------------------------------------------ ------------------------
Richard L. Gady               The AAL Technology Stock Fund   $10,001-$50,000     Over $100,000
                              The AAL Aggressive Growth Fund          None
                              The AAL Small Cap Stock Fund         $1-$10,000
                              The AAL Small Cap Index Fund II         None
                              The AAL Small Cap Value Fund            None
                              The AAL Mid Cap Stock Fund      $10,001-$50,000
                              The AAL Mid Cap Index Fund              None
                              The AAL Mid Cap Index Fund II           None
                              The AAL International Fund              None
                              The AAL Capital Growth Fund     $10,001-$50,000
                              The AAL Large Company Index Fund        None
                              The AAL Large Company Index Fund II     None
                              The AAL Equity Income Fund      $10-001-$50,000
                              The AAL Balanced Fund                   None
                              The AAL High Yield Bond Fund         $1-$10,000
                              The AAL Municipal Bond Fund             None
                              The AAL Bond Fund                       None
                              The AAL Bond Index Fund                 None
                              The AAL Money Market Fund       $10,001-$50,000
                              The AAL 2006 Target Fund                None
----------------------------- ------------------------------------------ ------------------------
----------------------------- ------------------------------------------ ------------------------
Edward W. Smeds               The AAL Technology Stock Fund           None        Over $100,000
                              The AAL Aggressive Growth Fund          None
                              The AAL Small Cap Stock Fund            None
                              The AAL Small Cap Index Fund II         None
                              The AAL Small Cap Value Fund            None
                              The AAL Mid Cap Stock Fund              None
                              The AAL Mid Cap Index Fund              None
                              The AAL Mid Cap Index Fund II           None
                              The AAL International Fund              None
                              The AAL Capital Growth Fund             None
                              The AAL Large Company Index Fund        None
                              The AAL Large Company Index Fund II     None
                              The AAL Equity Income Fund              None
                              The AAL Balanced Fund                   None
                              The AAL High Yield Bond Fund            None
                              The AAL Municipal Bond Fund             None
                              The AAL Bond Fund                       None
                              The AAL Bond Index Fund                 None
                              The AAL Money Market Fund               None
                              The AAL 2006 Target Fund          Over $100,000
----------------------------- ------------------------------------------ ------------------------

Thrivent Financial is a non-stock  corporation.  No trustees or officers of the Fund have any legal  ownership  interest in Thrivent  Financial or its  affiliates  or any  subadviser.  In fulfilling  its duty  pursuant to Section  15(c) of the Act, the Board  reviews and considers the terms of the investment  advisory  agreement and  subadvisory  agreements,  especially as they  relate  to the fees to be paid.  In  evaluating  fees,  the  Board  examines  the total compensation  to be  received  by the  adviser  and the  subadviser,  both in cash and  other benefits,  in order to determine  whether such fees are fair and  reasonable  in light of the services  performed,  the  value  of such  services  to the  Funds  and the  availability  of comparable services from other parties.

The items to be considered by the Board include the following:

o   The  services to be provided  to the Funds by the  adviser and the  subadvisers,  and the qualifications of each of them;
o   The fee  structure  for each of the Funds  generally and in relation to those charged to comparable mutual funds, especially with respect to break-points;
o   The possible  benefits to the adviser and subadviser and their  affiliates apart from cash compensation received;
o   The extent of profits derived by the adviser and subadviser under the agreements;
o   The  performance  of  each  of the  Funds  in  general  and in  comparison  to  other investment  companies with similar  investment  objectives over a comparable period of time; and
o   The availability cost and value of alternative means of obtaining such services.

Compensation of Trustees

The  following  table shows the  compensation  paid to the Trustees of the Trust for the year ended April 30, 2003:

----------------------------- ---------------------------- ----------------------------------------------
                                Aggregate Compensation
                                  from Fund (Includes         Total Compensation from Trust and Fund
Name                            Deferred Compensation)                Complex Paid to Trustee
----------------------------- ---------------------------- ----------------------------------------------
----------------------------- ---------------------------- ----------------------------------------------
John O. Gilbert                           N/A                                   $0
----------------------------- ---------------------------- ----------------------------------------------
----------------------------- ---------------------------- ----------------------------------------------
Lawrence W. Stranghoener                  N/A                                    0
----------------------------- ---------------------------- ----------------------------------------------
----------------------------- ---------------------------- ----------------------------------------------
F. Gregory Campbell                       N/A                                 50,000
----------------------------- ---------------------------- ----------------------------------------------
----------------------------- ---------------------------- ----------------------------------------------
Herbert F. Eggerding, Jr./1/              N/A                                 52,000
----------------------------- ---------------------------- ----------------------------------------------
----------------------------- ---------------------------- ----------------------------------------------
Richard L. Gady                           N/A                                 50,000/2/
----------------------------- ---------------------------- ----------------------------------------------
----------------------------- ---------------------------- ----------------------------------------------
Edward W. Smeds                           N/A                                 50,000/2/
----------------------------- ---------------------------- ----------------------------------------------

/1/ Mr. Eggerding was appointed as a Trustee on August 27, 2003.

/2/ The Trust has  adopted a deferred  compensation  plan for the  benefit of the  disinterested
Trustees of the Trust who wish to defer  receipt of a  percentage  of  eligible  compensation which they  otherwise  are  entitled  to receive  from the Trust.  Compensation  deferred  is invested in The AAL Mutual Funds,  the  allocation  of which is determined by the  individual
Trustee.   Messrs.  Gady  and  Smeds  elected  to  receive  their  compensation  as  deferred
compensation.   As  of  September  30,  2003,  the  total  amount  of  deferred  compensation payable to Mr. Gady was  $126,515 and the total  amount of deferred  compensation  payable to
Mr. Smeds was $161,073.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES]

As of  September  30,  2003,  the Trust's  officers  and  Trustees  owned less than 1% of the shares of any class of the Funds.  As of September 30, 2003,  the following  account  holders held in excess of 5% of a Fund's shares:

--------------------------------- ---------------------------------------------- ----------------
              Name                                    Fund                        Percent Owned
--------------------------------- ---------------------------------------------- ----------------
--------------------------------- ---------------------------------------------- ----------------
                                  Thrivent Mid Cap Growth Fund                   0%
                                  Thrivent High Yield Fund
                                  Thrivent Income Fund
                                  Thrivent Limited Maturity Bond Fund
--------------------------------- ---------------------------------------------- ----------------

--------------------------------- ---------------------------------------------- ----------------
              Name                                    Fund                        Percent Owned
--------------------------------- ---------------------------------------------- ----------------
--------------------------------- ---------------------------------------------- ----------------
                                  Thrivent Mid Cap Growth Fund                         0%
                                  Thrivent High Yield Fund
                                  Thrivent Income Fund
                                  Thrivent Limited Maturity Bond Fund
--------------------------------- ---------------------------------------------- ----------------

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Funds' investment  adviser,  Thrivent Investment  Management Inc.  ("Thrivent  Investment
Mgt."), was organized as a Delaware  corporation on July 29, 1986.  Thrivent  Investment Mgt.
is a wholly owned  subsidiary of Thrivent  Financial  Holdings,  Inc.,  which,  in turn, is a wholly-owned  subsidiary of Thrivent  Financial,  a fraternal  benefit society.  The officers and directors of Thrivent  Investment  Mgt. who are  affiliated  with the Trust are set forth below under "Affiliated Persons".

Investment  decisions for each of the Funds are made by Thrivent  Investment Mgt., subject to the overall  direction of the Board of  Trustees.  Thrivent  Investment  Mgt.  also  provides investment  research  and  supervision  of each of the  Funds'  investments  and  conducts  a continuous program of investment  evaluation and appropriate  disposition and reinvestment of their assets.

Affiliated Persons

The  following  directors and officers of Thrivent  Investment  Mgt.,  the Funds'  investment adviser, are affiliated with the Trust:

               Affiliated Person            Position with Thrivent Investment Mgt.
               -----------------            --------------------------------------
               John O. Gilbert              Chairman
               Lawrence W. Stranghoener     Senior Vice President
               Pamela J. Moret              Senior Vice President
               Charles D. Gariboldi         Vice President
               Frederick P. Johnson         Vice President
               James E. Nelson              Vice President and Secretary
               Marnie L. Loomans-Thuecks    Vice President
               Russell W. Swansen           Vice President
               Brett L. Agnew               Assistant Secretary
               John C. Bjork                Assistant Secretary
               Marlene J. Nogle             Assistant Secretary

The Advisory Agreement

The  advisory  agreement  provides  that  Thrivent   Investment  Mgt.  will  provide  overall
investment  supervision of the assets of each Fund.  Thrivent  Investment Mgt.  furnishes and pays for all office space and  facilities,  equipment  and clerical  personnel  necessary for carrying out the  adviser's  duties under the advisory  agreement.  The adviser also pays all compensation  of  Trustees,  officers  and  employees  of the  Trust  who are  the  adviser's affiliated  persons.  All costs and expenses not  expressly  assumed by the adviser under the advisory  agreement  are paid by the Funds,  including,  but not limited to: (a) interest and taxes; (b) brokerage  commissions;  (c) insurance premiums;  (d) compensation and expenses of the Funds'  Trustees  other  than  those  affiliated  with the  adviser;  (e) legal and audit expenses;  (f) fees and expenses of the Trust's  custodian and transfer  agent;  (g) expenses incident to the issuance of the Trust's  shares,  including stock  certificates  and issuance of shares on the payment of, or reinvestment of,  dividends;  (h) fees and expenses  incident to the registration  under Federal or state  securities laws of the Trust or its shares;  (i)
expenses of  preparing,  printing and mailing  reports and notices and proxy  material to the
Trust's  shareholders;  (j) all other expenses  incidental to holding meetings of the Trust's shareholders;  (k)  dues  or  assessments  of or  contributions  to  the  Investment  Company
Institute  or  its  successor,  or  other  industry  organizations;  (l)  such  non-recurring expenses as may arise,  including  litigation  affecting the Trust and the legal  obligations that the Trust may have to indemnify  its officers and  Trustees  with respect  thereto;  and
(m) all expenses that the Trust agrees to bear in any  distribution  agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.

The  advisory  agreement  will  continue  in  effect  from  year to year only so long as such continuances are specifically  approved at least annually by the Board of Trustees.  The vote for approval  must include the approval of a majority of the Trustees who are not  interested persons (as defined in the Act).  The  advisory and  subadvisory  agreements  are  terminable upon  assignment.  The advisory  agreement is also  terminable at any time without penalty by the Board of  Trustees  or by vote of the  holders of a majority  of the  outstanding  voting securities  of the Trust.  With respect to a  particular  Fund,  the advisory or  subadvisory agreement,  if any,  is  terminable  by the vote of a majority of the  outstanding  shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.

On  November  12,  2003,  the Board of  Trustees  of the Fund (the  "Board"),  including  the
Trustees who are not "interested  persons" of Thrivent  Financial or the Funds  ("Independent
Trustees"),  unanimously voted to approve the current  investment  advisory agreement between the  Funds  and  Thrivent  Investment  Mgt.  In  connection  with  its  consideration  of the current  advisory  agreement,  the  Board  reviewed  the  current  staff  of  the  investment operations and their  qualifications,  the  reasonableness  of the proposed  advisory fees in relation to the fees paid by  comparable  mutual funds,  the extent of the potential  profits derived by the adviser,  and the  performance of similarly  managed mutual funds.  For use in comparing the Funds' fees and  performance  the Board enlisted an independent  third party to compile a list of similar  mutual  funds.  After  reviewing all of these  factors,  the Board unanimously approved the current investment advisory agreement.

Advisory Fees

Thrivent  Investment Mgt. receives an annual investment  advisory fee from each Fund. The fee is a daily charge  equal to a percentage  of the  aggregate  average  daily net assets of the
Funds.  The advisory  contract  between  Thrivent  Investment Mgt. and the Trust provides for the following advisory fees:

Thrivent Mid Cap Growth Fund

The  management  fee for this  Fund is  calculated  at the  annual  rate of 0.70 of 1% on the first $500  million of average  daily net  assets,  0.65 of 1% of daily net assets  over $500 million  but less than $1  billion,  0.60 of 1% of daily net assets  over $1 billion but less than  $2.5  billion,  0.55 of 1% of daily  net  assets  over  $2.5  billion  but less than $5 billion, and 0.525 of 1% of average net assets over $5 billion.

Thrivent High Yield Fund

The  management  fee for this  Fund is  calculated  at the  annual  rate of 0.45 of 1% on the first $500  million of average  daily net  assets,  0.40 of 1% of daily net assets  over $500 million  but less than $1  billion,  0.375 of 1% of daily net assets over $1 billion but less than  $2.5  billion,  0.35 of 1% of daily  net  assets  over  $2.5  billion  but less than $5 billion, and 0.325 of 1 % of average net assets over $5 billion.

Thrivent Income Fund

The  management  fee for this  Fund is  calculated  at the  annual  rate of 0.45 of 1% on the first $500  million of average  daily net  assets,  0.40 of 1% of daily net assets  over $500 million  but less than $1  billion,  0.375 of 1% of daily net assets over $1 billion but less than  $2.5  billion,  0.35 of 1% of daily  net  assets  over  $2.5  billion  but less than $5 billion, and 0.325 of 1% of average net assets over $5 billion.

Thrivent Limited Maturity Bond Fund

The  management  fee for this  Fund is  calculated  at the  annual  rate of 0.40 of 1% on the first $500  million of average  daily net  assets,  0.375 of 1% of daily net assets over $500 million  but less than $1  billion,  0.35 of 1% of daily net assets  over $1 billion but less than  $2.5  billion,  0.325 of 1% of daily net  assets  over  $2.5  billion  but less than $5 billion, and 0.30 of 1% of average net assets over $5 billion.

Code of Ethics

Rule 17j-1,  promulgated under Section 17(j) of the Investment  Company Act of 1940, makes it illegal for persons  associated with the Fund, the adviser or subadviser,  who have knowledge of  portfolio  securities  trades  that  the  Fund  makes or  intends  to  make,  to use that information  in a manner that  benefits  that person  and/or  harms the Fund.  To protect the
Fund  against such  conduct,  the Fund,  the adviser and  sub-adviser  have adopted  codes of ethics in accordance  with  requirements  established  under Rule 17j-1.  The codes of ethics do not prohibit  persons who have knowledge of the Funds'  portfolio  securities  trades from investing  in the same  securities;  however,  the codes of ethics  establishes  time frames, prior  approval  procedures  and reporting  requirements  designed to assure that persons who have  knowledge of the Funds'  portfolio  securities  actual trades,  or anticipated  trades, cannot use that  information  in a manner which is to their  benefit and  detrimental  to the
Fund.

Proxy Voting Policies

The Trust has adopted the proxy  voting  policies of Thrivent  Financial  for  Lutherans  and
Thrivent  Investment  Management,  Inc. Those policies,  and the proxy voting policies of its subadvisers, are described below.

                            THRIVENT FINANCIAL FOR LUTHERANS AND

                             THRIVENT INVESTMENT MANAGEMENT INC.
                          PROXY VOTING PROCESS AND POLICIES SUMMARY

>>      RESPONSIBILITY TO VOTE PROXIES

Overview.   Thrivent  Financial  for  Lutherans  and  Thrivent  Investment   Management  Inc.
("Thrivent  Financial")  recognize and adhere to the principle  that one of the privileges of owning  stock in a company is the right to vote in the  election of the  company's  directors
and  on  matters  affecting  certain  important  aspects  of  the  company's   structure  and
operations  that  are  submitted  to  shareholder  vote.  As an  investment  adviser  with  a fiduciary  responsibility to its clients,  Thrivent  Financial  analyzes the proxy statements of issuers whose stock is owned by the investment  companies  which it sponsors and serves as investment adviser  ("Thrivent Funds") and by institutional  accounts who have requested that
Thrivent Financial be involved in the proxy process.

Thrivent  Financial  has  adopted  Proxy  Voting  Policies  and  Procedures   ("Policies  and
Procedures")  for the purpose of  establishing  formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary  Considerations.  It is the  policy  of  Thrivent  Financial  that  decisions  with respect to proxy issues will be made in light of the  anticipated  impact of the issue on the desirability  of investing in the  portfolio  company  from the  viewpoint of the  particular client or Thrivent  Fund.  Proxies are voted solely in the interests of the client,  Thrivent
Fund  shareholders or, where employee  benefit plan assets are involved,  in the interests of plan  participants  and  beneficiaries.  Our intent has always  been to vote  proxies,  where
possible  to  do  so,  in  a  manner   consistent   with  our   fiduciary   obligations   and
responsibilities.  Logistics  involved may make it  impossible  at times,  and at other times disadvantageous, to vote proxies in every instance.

Consideration  Given  Management  Recommendations.   One  of  the  primary  factors  Thrivent
Financial  considers when determining the  desirability of investing in a particular  company is the quality and depth of its  management.  The Policies and Procedures were developed with the recognition  that a company's  management is entrusted with the day-to-day  operations of the company,  as well as its  long-term  direction  and  strategic  planning,  subject to the oversight of the  company's  board of directors.  Accordingly,  Thrivent  Financial  believes that the  recommendation  of management on most issues should be given weight in  determining how proxy issues  should be voted.  However,  the position of the company's  management  will not be supported in any  situation  where it is found to be not in the best  interests of the client,  and the portfolio  manager may always elect to vote  contrary to management  when he or she believes a particular  proxy proposal may adversely  affect the  investment  merits of owning stock in a portfolio company.

>>      ADMINISTRATION OF POLICIES AND PROCEDURES

Portfolio  Compliance and Valuation  Committee.  Thrivent  Financial's  Portfolio  Compliance
and Valuation Committee  ("Compliance  Committee") is responsible for establishing  positions with  respect to corporate  governance  and other proxy  issues,  including  those  involving social  responsibility  issues.  While the Compliance  Committee  sets voting  guidelines and serves as a resource  for Thrivent  Financial  portfolio  management,  it does not have proxy
voting   authority   for  any  Thrivent  Fund  or   institutional   account.   Rather,   this
responsibility is held by Thrivent Financial portfolio management and investment operations.

Investment  Operations.   The  Investment  Operations  Staff  ("Investment   Operations")  is
responsible  for  administering  the proxy  voting  process as set forth in the  Policies and
Procedures,   and  for  ensuring  that  all  meeting   notices  are  reviewed  and  important
non-routine proxy matters are communicated to the portfolio managers for consideration.

>>      HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In  order  to  facilitate  the  proxy  voting  process,   Thrivent   Financial  has  retained
Institutional  Shareholder  Services  ("ISS") as an expert in the proxy voting and  corporate governance  area. ISS  specializes in providing a variety of  fiduciary-level  proxy advisory and  voting  services.  These  services  include  in-depth  research,  analysis,  and  voting recommendations  as well as vote  execution,  reporting,  auditing and consulting  assistance for the handling of proxy voting  responsibility  and corporate  governance-related  efforts.
While the  Compliance  Committee  relies upon ISS research in helping to  establish  Thrivent
Financial's   proxy   voting   guidelines,   Thrivent   Financial   may   deviate   from  ISS
recommendations on general policy issues or specific proxy proposals.

Meeting Notification

Thrivent Financial  utilizes ISS' voting agent services to notify us of upcoming  shareholder meetings  for  portfolio  companies  held in client  accounts  and to  transmit  votes to the various  custodian  banks of our  clients.  ISS  tracks  and  reconciles  Thrivent  Financial holdings  against  incoming  proxy  ballots.  If ballots do not arrive on time,  ISS procures them from the  appropriate  custodian or proxy  distribution  agent.  Meeting and record date
information  is  updated  daily,   and  transmitted  to  Thrivent   Financial   through  both
ProxyMaster.com  and  VoteX,  ISS  web-based  applications.   ISS  is  also  responsible  for
maintaining  copies of all proxy statements  received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

ISS provides comprehensive  summaries of proxy proposals,  publications  discussing key proxy voting issues,  and specific vote  recommendations  regarding  portfolio  company  proxies to assist in the proxy research  process.  Upon request,  portfolio  managers may receive any or all of the  above-mentioned  research materials to assist in the vote determination  process.
The final  authority  and  responsibility  for proxy voting  decisions  remains with Thrivent
Financial.  Decisions  with  respect  to proxy  matters  are made  primarily  in light of the anticipated  impact of the issue on the  desirability  of  investing  in the company from the viewpoint of our clients.

Portfolio   managers  may  decide  to  vote  their  proxies   inconsistently   with  Thrivent
Financial's  policies as set by the Compliance  Committee and instruct Investment  Operations to vote all proxies  accordingly.  Portfolio  managers  who vote their  proxies  inconsistent with Thrivent  Financial's  guidelines are required to document the rationale for their vote.
Investment  Operations is responsible for maintaining  this  documentation  and assuring that it  adequately  reflects  the  basis for any vote  which is cast in  opposition  to  Thrivent
Financial's policy.

Summary of Thrivent Financial's Voting Policies

Specific  voting  guidelines  have been  adopted  by the  Compliance  Committee  for  routine anti-takeover,  executive  compensation and corporate governance proposals,  as well as other
common  shareholder   proposals,   and  are  available  to  shareholders  upon  request.  The following is a summary of the significant Thrivent Financial policies:

Board Structure and Composition  Issues - Thrivent  Financial believes boards are expected to have a majority of  directors  independent  of  management.  The  independent  directors  are expected to organize  much of the board's  work,  even if the chief  executive  officer  also
serves   as   chairman   of   the   board.   Key   committees   (audit,   compensation,   and
nominating/corporate  governance)  of the board are  expected to be entirely  independent  of
management.   It  is  expected  that  boards  will  engage  in  critical  self-evaluation  of themselves and of individual members.  Individual directors,  in turn, are expected to devote significant  amounts  of time to their  duties,  to limit the  number of  directorships  they accept,  and to own a meaningful  amount of stock in companies on whose boards they serve. As such,  Thrivent Financial  withholds votes for directors who miss more than one-fourth of the scheduled board meetings.  Thrivent  Financial  votes against  management  efforts to stagger board member terms  because a staggered  board may act as a deterrent to takeover  proposals.
For the same reasons,  Thrivent  Financial  votes for proposals  that seek to fix the size of the board.

Executive  and  Director  Compensation  -  Non-salary  compensation  remains  one of the most sensitive and visible  corporate  governance  issues.  Although  shareholders have little say about how much the CEO is paid in salary and bonus,  they do have a major voice in  approving stock option and incentive plans. Stock option plans transfer  significant  amounts of wealth from  shareholders  to employees,  and in particular to executives  and  directors.  Rightly, the cost of these  plans  must be in line  with the  anticipated  benefits  to  shareholders.
Clearly,  reasonable limits must be set on dilution as well as administrative  authority.  In addition,  shareholders  must  consider the necessity of the various pay programs and examine the  appropriateness  of award  types.  Consequently,  the  pros and cons of these  proposals necessitate a case-by-case  evaluation.  Generally,  Thrivent Financial opposes  compensation packages  that provide what we view as excessive  awards to a few senior  executives  or that contain  excessively  dilutive  stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification  of  Auditors  -  Annual  election  of  the  outside   accountants  is  standard
practice.  While it is  recognized  that the company is in the best  position to evaluate the competence of the outside  accountants,  we believe that outside  accountants must ultimately be accountable to  shareholders.  Given the rash of accounting  irregularities  that were not detected by audit  panels or  auditors,  shareholder  ratification  is an  essential  step in restoring  investor  confidence.  In line with this,  Thrivent  Financial votes for proposals to ratify  auditors,  unless an auditor has a financial  interest in or association  with the company,  and is  therefore  not  independent;  or  there  is  reason  to  believe  that  the independent  auditor has rendered an opinion that is neither  accurate nor  indicative of the company's financial position.

Mergers  and  Acquisitions,   Anti-Takeover  and  Corporate   Governance  Issues  -  Thrivent
Financial  votes on mergers and  acquisitions on a case-by-case  basis,  taking the following into account:  anticipated financial and operating benefits;  offer price (cost vs. premium);
prospects  of the  combined  companies;  how the  deal was  negotiated;  the  opinion  of the financial  advisor;  potential  conflicts  of interest  between  management's  interests  and
shareholders'   interests;   and  changes  in  corporate   governance  and  their  impact  on
shareholder rights.  Thrivent Financial generally opposes  anti-takeover  measures since they adversely impact  shareholder  rights.  Also,  Thrivent  Financial will consider the dilutive impact to  shareholders  and the  effect  on  shareholder  rights  when  voting on  corporate governance proposals.

Social,  Environmental  and  Corporate  Responsibility  Issues - In  addition  to  moral  and ethical  considerations  intrinsic to many of these proposals,  Thrivent Financial recognizes their  potential for impact on the economic  performance of the company.  Thrivent  Financial balances these  considerations  carefully.  On proposals which are primarily social, moral or ethical,  Thrivent  Financial  believes  it is  impossible  to vote in a  manner  that  would accurately  reflect the views of the beneficial owners of the portfolios that it manages.  As such,  on these items  Thrivent  Financial  abstains.  When voting on matters  with  apparent economic  or  operational  impacts  on the  company,  Thrivent  Financial  realizes  that the precise  economic  effect  of such  proposals  is  often  unclear.  Where  this is the  case,
Thrivent  Financial  relies on  management's  assessment,  and  generally  votes with company management.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined,  Investment  Operations enters votes  electronically  into
ISS's  ProxyMaster  or VoteX  system.  ISS then  transmits  the votes to the proxy  agents or custodian banks and sends electronic  confirmation to Thrivent Financial  indicating that the votes were successfully transmitted.

On a periodic  basis,  Investment  Operations  queries  the  ProxyMaster  or VoteX  system to determine  newly  announced  meetings  and  meetings  not yet  voted.  When  the  date of the
stockholders'   meeting  is  approaching,   Investment  Operations  contacts  the  applicable
portfolio  manager  if the vote for a  particular  client or  Thrivent  Fund has not yet been recorded in the computer system on a non-routine proposal.

Should a portfolio  manager wish to change a vote already  submitted,  the portfolio  manager may  do so up  until  the  deadline  for  vote  submission,  which  varies  depending  on the company's domicile.

Monitoring and Resolving Conflicts of Interest

The Compliance  Committee is also responsible for monitoring and resolving  possible material conflicts  between the interests of Thrivent  Financial and those of its clients with respect to proxy voting.

Application of the Thrivent Financial guidelines to vote client proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Compliance Committee using recommendations from ISS, an independent third party.

However,  for  proxy  votes  inconsistent  with  Thrivent  Financial  guidelines,  Investment
Operations  reviews  all  such  proxy  votes  in order to  determine  whether  the  portfolio
manager's  voting  rationale  appears  reasonable.   Issues  raising  possible  conflicts  of
interest are referred by  Investment  Operations  to the  Compliance  Committee for immediate
resolution.   The  Compliance   Committee  then  assesses   whether  any  business  or  other
relationships  between  Thrivent  Financial and a portfolio  company could have influenced an inconsistent vote on that company's proxy.

>>      REPORTING AND RECORD RETENTION

Proxy  statements  received  from issuers  (other than those which are available on the SEC's
EDGAR  database)  are kept by ISS in its  capacity  as voting  agent and are  available  upon request.  Thrivent Financial retains proxy solicitation materials,  memoranda regarding votes cast in opposition to the position of a company's  management,  and  documentation  on shares voted differently than the Thrivent  Financial voting guidelines.  In addition,  any document which  is  material  to a  proxy  voting  decision  such  as the  Thrivent  Financial  voting guidelines,  Compliance Committee meeting materials,  and other internal research relating to voting  decisions will be kept. All proxy voting materials and supporting  documentation  are retained for six years.

Vote Summary  Reports will be generated  for each  Thrivent  Fund.  The report  specifies the company,  ticker,  cusip, meeting dates, proxy proposals,  and votes which have been cast for the  Thrivent  Fund  during the period,  the  position  taken with  respect to each issue and
whether  the  fund  voted  with  or  against  company  management.   Reports  normally  cover
quarterly or annual periods.

DISTRIBUTION AGREEMENT

The Funds'  principal  underwriter and distributor,  Thrivent  Investment Mgt., is a Delaware corporation  organized  in  1986.  Thrivent  Investment  Mgt.  is  an  indirect  wholly-owned subsidiary  of Thrivent  Financial  for  Lutherans and is located at 625 Fourth Avenue South,
Minneapolis,  Minnesota  55415.  The officers and directors of Thrivent  Investment  Mgt. who are affiliated with the Trust are set forth under  "Investment  Advisory  Services-Affiliated
Persons".  Under an amended  Distribution  Contract  dated  June 15,  1997,  as amended  (the
"Distribution  Contract"),  Thrivent  Investment  Mgt.  is granted the right to sell Class A,
Class B and  Institutional  Class  shares  of the  Funds as  agent  for the  Trust.  Thrivent
Investment  Mgt.  agrees to use its best efforts to secure  purchasers  for the shares of the
Funds.

In  connection  with the  services  to be  provided by  Thrivent  Investment  Mgt.  under the
Distribution  Contract,  Thrivent  Investment  Mgt.  receives  from  each  Fund  (other  than
Thrivent Limited  Maturity Bond Fund) an amount with respect to Class B shares  determined at an annual  rate of .75% of the  average  daily net asset value  represented  by such  shares.
This amount is paid in arrears at the end of each calendar month.

The  Distribution  Contract  was  initially  approved  by the Board of  Trustees  including a majority of the  Independent  Trustees,  on June 15, 1997,  and will  continue in effect from year to year so long as its  continuance  is  approved  at  least  annually  by the  Board of
Trustees, including the Independent Trustees.

12b-1 Distribution Plan

The Trust has  adopted a  Distribution  Plan and  Agreement  pursuant to Rule 12b-1 under the
1940 Act (the  "12b-1  Plan")  with  respect  to the Class A and Class B shares of each Fund.
The 12b-1 Plan permits, among other things, payment by each such Fund for the purpose of:

        (1)    paying  compensation to registered  representatives  or other employees of the
        Thrivent  Investment Mgt. who engage in or support  distribution of the Funds; making payment of sales  commissions,  ongoing  commissions  and other  payments to brokers, dealers,  financial  institutions  or others  who sell  shares  pursuant  to  Selling
        Agreements;

        (2)    reimbursing expenses (including overhead and telephone expenses) of Thrivent
        Investment Mgt.;

        (3)    providing  training,  marketing and support to dealers and others with respect to the sale of prospectuses,  statements of additional  information,  and shareholder reports;  organizing  and conducting  sales seminars and making  payments in the form of  transactional  compensation  or promotional  incentives;  receiving and answering correspondence from prospective  shareholders,  including distributing  prospectuses, statements of additional information,  and shareholder reports;  providing facilities to answer questions from prospective  investors about the Funds,  assisting investors in completing  application  forms and selecting  dividend and other account  options, and providing  other  reasonable  assistance in connection  with the  distribution of the Funds; and

        (4)    providing payment of expenses  relating to the formulation and  implementation of marketing  strategies and  promotional  activities  such as direct mail promotions and television,  radio,  newspaper,  magazine and other mass media  advertising;  the
        preparation,   printing  and  distribution  of  sales  literature;  the  preparation, printing and  distribution  of  prospectuses  of the Trust and reports for recipients other than  existing  shareholders  of the Trust;  and  obtaining  such  information, analyses  and reports  with  respect to  marketing  and  promotional  activities  and investor accounts as the Trust may, from time to time, deem advisable.

The Trust and the Funds are  authorized  to engage in the  activities  listed  above,  and in other  distribution  and services  activities,  either directly or through other persons with which the Trust has entered into agreements pursuant to the 12b-1 Plan.

The 12b-1 Plan provides that it may not be amended to increase  materially  the costs which a
Fund may bear  pursuant to the 12b-1 Plan  without  approval by a 1940 Act  Majority  Vote of the  applicable  Class A or Class B  shareholders.  The 12b-1 Plan also  provides  that other material  amendments  of  the  12b-1  Plan  must  be  approved  by the  Trustees,  and by the
Independent  Trustees,  by vote  cast in  person  at a  meeting  called  for the  purpose  of considering such amendments.

While the 12b-1 Plan is in effect,  the selection and nomination of the Independent  Trustees of the Trust has been  committed  to the  discretion  of the  Independent  Trustees,  and any person who acts as legal counsel for the  Independent  Trustees must be an independent  legal counsel.  The 12b-1 Plan was approved by the initial  shareholders  of the Trust on September
13,  1988.  It is  subject  to  annual  approval,  by  the  Board  of  Trustees  and  by  the
Independent  Trustees  by vote cast in person at a meeting  called for the  purpose of voting on the 12b-1 Plan.  The 12b-1 Plan is  terminable  with  respect to the either the Class A or the  Class B  shares  of any  Fund at any  time by a vote of a  majority  of the  Independent
Trustees or by 1940 Act Majority  Vote of the  applicable  Class or Class B  shareholders  of such Fund. A quarterly  report of the amounts  expended under the 12b-1 Plan and the purposes for which such expenditures were incurred must be made to the Trustees for their review.

In connection  with the services to be provided by Thrivent  Investment  Mgt.  under the Rule
12b-1  Plan,  Class A shares of the  Funds pay  Thrivent  Investment  Mgt.  a fee equal to an annual rate of 0.25% of the average daily net asset value  represented by such shares;  Class
B shares of the Funds pay Thrivent  Investment  Mgt. a servicing  fee equal to an annual rate of 0.25% of the  average  daily net asset  value  represented  by such shares and (except for
Thrivent  Limited  Maturity Bond Fund) a distribution fee equal to an annual rate of 0.75% of the average daily net asset value  represented by such shares.  The fees is accrued daily and paid monthly.

ADDITIONAL INFORMATION

Custodian
The  custodian  for the Funds is State Street Bank and Trust  Company,  225 Franklin  Street,
Boston, Massachusetts 02110. The custodian is responsible for holding the Funds' assets.

Transfer Agent

Thrivent  Financial Investor Services Inc.  ("Thrivent  Financial  Investor  Services"),  625
Fourth  Avenue  South,  Minneapolis,  Minnesota  55415,  provides  transfer  agency  services necessary to the Funds.

Accounting Services Agreement
Pursuant to an  Accounting  Services  Agreement  (Agreement)  between the Funds and  Thrivent
Financial,  effective January 1, 1999,  Thrivent  Financial  provides certain  accounting and pricing services to the Funds.  These services include  calculating the daily net asset value per class  share;  maintaining  original  entry  documents  and books of record  and  general
ledgers;  posting  cash  receipts  and  disbursements;   reconciling  bank  account  balances
monthly;  recording  purchases  and sales based on subadviser  communications;  and preparing monthly and annual  summaries to assist in the  preparation  of financial  statements of, and regulatory reports for, the Funds.

The principal reason for having Thrivent  Financial provide these services is cost.  Thrivent
Financial  has  agreed to  provide  these  services  at rates that would not exceed the rates charged by  unaffiliated  vendors for similar  services.  The  estimated  payment for 2004 is shown below.

------------------------------------- ------------
Fund Name                                2004
------------------------------------- ------------
------------------------------------- ------------
Thrivent Mid Cap Growth Fund            29,000
------------------------------------- ------------
------------------------------------- ------------
Thrivent High Yield Fund                79,000
------------------------------------- ------------
------------------------------------- ------------
Thrivent Income Fund                    74,000
------------------------------------- ------------
------------------------------------- ------------
Thrivent Limited Maturity Bond Fund     27,000
------------------------------------- ------------

The  agreement  continues  in effect  from year to year,  as long as it is  approved at least annually by the Funds'  Board of  Trustees,  including a majority of the Trustees who are not parties to the  agreement  or  interested  persons of any such party.  The  agreement  may be terminated  without penalty by either party on 60-days' notice.  The agreement  provides that neither Thrivent Financial,  nor its personnel,  shall be liable for any error of judgment or mistake of law or for any loss  arising out of any act or omission in the  execution  and the discharge of its obligations under the agreement,  except for willful misfeasance,  bad faith or gross  negligence in the  performance  of their duties or by reason of reckless  disregard of their obligations and duties under the agreement.

Administration Contract

Thrivent  Investment  Mgt.  provides  administrative  personnel  and  services  necessary  to operate  the Funds on a daily  basis for a fee equal to 0.02  percent of the  Funds'  average daily net assets.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

In connection  with the management of the investment  and  reinvestment  of the assets of the
Funds,  the  Advisory  Contract  authorizes  Thrivent  Investment  Mgt.,  acting  by its  own officers,  directors  or  employees  or by a duly  authorized  subcontractor,  to select  the brokers or  dealers  that will  execute  purchase  and sale  transactions  for the Funds.  In executing  portfolio  transactions  and  selecting  brokers  or  dealers,  if  any,  Thrivent
Investment  Mgt. will use reasonable  efforts to seek on behalf of the Funds the best overall terms available.

In assessing the best overall terms available for any transaction,  Thrivent  Investment Mgt.
will consider all factors it deems relevant, including:

        (1) the breadth of the market in and the price of the security,
        (2) the financial  condition  and execution  capability of the broker or dealer,
            and
        (3) the reasonableness of the commission,  if any (for the specific  transaction and on a continuing basis).

In evaluating  the best overall terms  available,  and in selecting the broker or dealer,  if any, to execute a particular  transaction,  Thrivent  Investment  Mgt. may also  consider the brokerage  and  research  services  (as  those  terms are  defined  in  Section  28(e) of the
Securities  Exchange  Act of  1934)  provided  to any  other  accounts  over  which  Thrivent
Investment  Mgt.  or an  affiliate  of  Thrivent  Investment  Mgt.  or  exercises  investment discretion.  Thrivent  Investment  Mgt.  may pay to a broker  or  dealer  who  provides  such brokerage and research  services a commission for executing a portfolio  transaction which is in excess of the  amount of  commission  another  broker or dealer  would  have  charged  for effecting that  transaction  if, but only if,  Thrivent  Investment  Mgt.  determines in good faith that such  commission  was  reasonable  in relation to the value of the  brokerage  and research services provided.

To the extent that the receipt of the  above-described  services  may  supplant  services for which Thrivent  Investment  Mgt.  might  otherwise  have paid, it would,  of course,  tend to reduce the expenses of Thrivent Investment Mgt.

The Trust's Board has approved  procedures  in conformity  with Rule 10f-3 under the 1940 Act whereby  a Fund  may  purchase  securities  that are  offered  in  underwritings  in which an affiliate of a subadviser  participates.  These  procedures  prohibit a Fund from directly or indirectly  benefiting  a subadviser  affiliate in  connection  with such  underwritings.  In addition,  for  underwritings  where  a  subadviser  affiliate  participates  as a  principal underwriter,  certain  restrictions  may apply that  could,  among  other  things,  limit the amount of securities that a Fund could purchase in the underwritings.

The  investment  decisions  for a Fund are and will  continue to be made  independently  from those of other  investment  companies and accounts  managed by Thrivent  Investment  Mgt. and affiliates.  Such  other  investment  companies  and  accounts  may also  invest  in the same securities  as  a  Fund.  When  purchases  and  sales  of  the  same  security  are  made  at substantially  the same time on behalf  of such  other  investment  companies  and  accounts, transactions  may be averaged as to the price and available  investments  allocated as to the amount  in a  manner  which  Thrivent  Investment  Mgt.  and  its  affiliates  believe  to be equitable to each  investment  company or account,  including  the Fund.  In some  instances, this  investment  procedure  may affect the price paid or  received  by a Fund or the size of the position obtainable or sold by a Fund.

Portfolio Turnover Rate

The rate of  portfolio  turnover  in the Funds will not be a limiting  factor  when  Thrivent
Investment  Mgt. or the subadviser  deems changes in a Fund's  portfolio  appropriate in view of its  investment  objectives.  As a  result,  while  a  Fund  will  not  purchase  or  sell securities  solely  to  achieve  short  term  trading  profits,  a Fund  may  sell  portfolio securities  without  regard  to the  length  of  time  held if  consistent  with  the  Fund's investment  objective.  A higher degree of equity portfolio  activity will increase brokerage costs to a Fund.  The  portfolio  turnover  rate is computed by dividing the dollar amount of securities  purchased  or sold  (whichever  is smaller) by the  average  value of  securities owned during the year.  Short-term  investments  such as commercial paper and short-term U.S.
Government securities are not considered when computing the turnover rate.

PURCHASING SHARES

Initial  purchases of Fund shares must be made by check and  accompanied  by an  application.
Subsequent purchases may be made by:

           o   check;
           o   Federal Reserve or bank wire;
           o   Invest-by-Phone;
           o   Systematic Investment Plan (SIP); and
           o   automatic payroll deduction.

Use of checks,  Federal Reserve or bank wire and  Invest-by-Phone is explained in the General
Information   section  of  the  Fund's  prospectus  under  "Buying  Shares  of  The  Lutheran
Brotherhood Family of Funds".

Systematic Investment Plan

Under the  Systematic  Investment  Plan  program,  funds may be  withdrawn  monthly  from the
shareholder's   checking  account  and  invested  in  the  Funds.  Thrivent  Investment  Mgt.
representatives will provide shareholders with the necessary authorization forms.

Automatic Payroll Deduction

Under the  Automatic  Payroll  Deduction  program,  funds may be  withdrawn  monthly from the payroll  account  of any  eligible  shareholder  of a Fund  and  invested  in a  Fund.  To be eligible  for this  program,  the  shareholder's  employer  must permit and be  qualified  to conduct automatic payroll deductions.  Thrivent Investment Mgt.  representatives will provide shareholders with the necessary authorization forms.

SALES CHARGES

Purchases  of  Fund  shares  (other  than  Thrivent   Limited  Maturity  Bond  Fund  and  the
Institutional  Class shares)  carry either an initial  sales charges  (Class A) or contingent deferred  sales charge  (Class B). This is explained in the section of the Funds'  prospectus relating to such shares entitled,  "Choosing Your Class of Shares",  which also lists ways to reduce or avoid sales charges on subsequent purchases.

In addition to the  situations  described in the  prospectus,  sales  charges are waived when shares are purchased by:

        o  directors  and  regular  full-time  and  regular   part-time   employees  of
           Thrivent Financial and its subsidiaries and affiliates;
        o  members of Thrivent  Financial's  sales force and a spouse or minor child of a sales force member; and
        o  any trust, pension, profit-sharing or other benefit plan for such persons.

Full-Time Employees

Regular full-time and regular part-time  employees of Thrivent  Financial are persons who are defined as such by the Thrivent Financial Human Resources Policy Manual.

Restriction on Sale of Shares Purchased

Sales to any of the  persons  or  groups  mentioned  in this  section  are made only with the purchaser's  written  promise that the shares will not be resold,  except through  redemption or repurchase by or on behalf of a Fund.

NET ASSET VALUE OF SHARES

The net  asset  value  per share is  determined  at the close of each day the New York  Stock
Exchange is open,  or any other day as provided  by Rule 22c-1 under the  Investment  Company
Act of 1940.  Determination  of net asset value may be suspended  when the Exchange is closed or if certain  emergencies  have been  determined  to exist by the  Securities  and  Exchange
Commission, as allowed by the Investment Company Act of 1940.

Net asset value is determined by adding the market or appraised  value of all  securities and other assets attributable to each class of shares;  subtracting  liabilities  attributable to such class; and dividing the result by the number of shares of such class outstanding.

The market value of each Fund's  portfolio  securities  is determined at the close of regular trading of the New York Stock  Exchange  (the  "Exchange")  on each day the Exchange is open.
The value of portfolio securities is determined in the following manner:

        o  Equity  securities  traded on the Exchange or any other national  securities exchange  are  valued at the last sale  price.  If there has been no sale on that day or if the  security  is  unlisted,  it is valued at the current bid price considered best to represent value in the circumstances.

        o  Equity  securities not traded on a national  securities  exchange are valued at the  current  bid price  considered  best to  represent  the value in the circumstances,  except that  securities  for which  quotations are furnished through the nationwide  automated  quotation  system  approved by the NASDAQ will be valued  at their  last  sales  prices  so  furnished  on the date of valuation,  if such  quotations  are available  for sales  occurring on that day.

        o  Bonds and other income securities traded on a national  securities  exchange will be valued at the last sale price on such national  securities  exchange that day.  Thrivent  Investment  Mgt. may value such securities on the basis of prices  provided by an  independent  pricing  service or within the range of the current bid and asked prices  considered  best to represent the value in the  circumstances,  if those prices are  believed to better  reflect the fair market value of such exchange listed securities.

        o  Bonds and other  income  securities  not  traded  on a  national  securities exchange  will  be  valued  at the  current  bid  price  considered  best to represent  the  value  in the  circumstances.  Such  securities  may also be valued on the basis of prices  provided by an  independent  pricing  service if those  prices are  believed  to  reflect  the fair  market  value of such securities.

For all Funds other than the Money Market Fund,  short-term  securities with maturities of 60 days or less are valued at amortized  cost;  those with  maturities  greater than 60 days are valued at the mean between bid and asked price.

Prices  provided  by  independent   pricing  services  may  be  determined   without  relying
exclusively  on quoted  prices and may consider  institutional  trading in similar  groups of securities,  yield, quality,  coupon rate, maturity,  type of issue, trading  characteristics and other market data employed in determining valuation for such securities.

All other  securities  and assets will be appraised at fair value as  determined by the Board of Trustees.

Generally,  trading in  foreign  securities,  as well as U.S.  Government  securities,  money market  instruments  and  repurchase  agreements,  is  substantially  completed  each  day at various  times  prior to the close of the  Exchange.  The values of such  securities  used in computing the net asset value of shares of a Fund are  determined  as of such times.  Foreign currency  exchange  rates are also generally  determined  prior to the close of the Exchange.
Occasionally,  events  affecting the value of such  securities  and exchange  rates may occur between  the times at which they are  determined  and the close of the  Exchange,  which will not be reflected  in the  computation  of net asset  values.  If during such  periods  events occur which  materially  affect the value of such  securities,  the securities will be valued at their fair market value as determined in good faith by the Trustees of the Fund.

For  purposes  of  determining  the net  asset  value  of  shares  of a Fund all  assets  and liabilities  initially  expressed in foreign  currencies will be converted into U.S.  dollars quoted  by a major  bank  that is a  regular  participant  in the  foreign  exchange  market.
Foreign  securities  may also be priced on the basis of a pricing  service  that  takes  into account the quotes provided by a number of such major banks.

REDEEMING SHARES

Shares may be redeemed with requests made:

        o  in writing;
        o  through Redeem-by-Phone; or
        o  through the systematic withdrawal plan.

All methods of redemption are described in the Funds' prospectus under "Redeeming Shares".

CAPITAL STOCK AND OTHER SECURITIES

The AAL Mutual  Funds'  Declaration  of Trust  permits  the  Trustees  to issue an  unlimited number of full and fractional  shares of beneficial  interest.  The Declaration  also permits the  Trustees  to divide or  combine  the shares  into a greater  or lesser  number of shares without thereby changing the proportionate  beneficial  interest in a Fund.  Pursuant to this authority,  the  Trustees  have  issued  Class A,  Class B and  Institutional  shares for the
Funds,  except for The AAL U.S.  Government  Zero Coupon  Target Fund 2006.  Each class share represents  an interest in a Fund  proportionately  equal to the interest of each other share in its class.  If the Trust  liquidated the Funds' shares,  all  shareholders of a Fund would share pro rata in its net assets for the class available for  distribution  to  shareholders.
If the Board deems it  advisable  and in the best  interests of  shareholders,  it may create additional  share  classes.  These  share  classes  may  differ  from each  other  only as to dividends  or, as is the case with the  Funds,  as to assets  and  liabilities.  Where  share classes differ in regards to assets and  liabilities,  the different  classes are referred to as the different series of the Funds (. Within each series,  the different  classes of shares are  referred  to as  different  share  classes,  such as Class A, Class B and  Institutional shares.  Shares of each series are  entitled to vote as a series only to the extent  required by the 1940 Act or as permitted by the Trustees.  The Trustees  allocate income and operating expenses among the different Funds' series and classes of shares fairly.

Except for the  election  of  Trustees  and  ratification  of the  selection  of  independent accountants,  any matter  that the Funds are  required  to submit to the  shareholders  for a vote is not  deemed to be  effective  unless  approved  by the  holders of a  "majority"  (as defined in the Rule) of the voting securities of each Series affected by the matter.

TAX STATUS

The Funds' Tax Status

The Funds  expect to pay no federal  income tax because they intend to meet  requirements  of
Subchapter M of the Internal  Revenue Code applicable to regulated  investment  companies and to receive  the  special  tax  treatment  afforded  to such  companies.  To qualify  for this treatment, each Fund must, among other requirements:

        o  derive at least 90% of its gross  income  from  dividends,  interest,  gains from the sale of securities, and certain other investments;
        o  invest in securities within certain statutory limits; and
        o  distribute at least 90% of its ordinary income to shareholders.

It is each Fund's  policy to  distribute  substantially  all of its income on a timely basis, including any net realized gains on investments each year.

To avoid  payment of a 4% excise tax, each Fund is also  generally  required to distribute to shareholders  at least 98% of its ordinary  income earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending October 31.

Shareholders' Tax Status

Information  on a  shareholder's  tax  status is  described  in the Fund's  prospectus  under
"Taxes."

Capital Gains

While  the  Funds do not  intend  to  engage  in  short-term  trading,  they may  dispose  of securities  held  for  only a short  time  if  Thrivent  Investment  Mgt.  believes  it to be advisable.  Such  changes  may  result  in  the  realization  of  capital  gains.  Each  Fund distributes  its realized  gains in accordance  with federal tax  regulations.  Distributions from any net realized capital gains will usually be declared in December.

Nonstandardized Total Return

A Fund may  provide the above  described  average  annual  total  return  results for periods which end no earlier  than the most recent  calendar  quarter  end and which begin one,  five and ten years before such quarter end and at the commencement of such Fund's  operations.  In addition,  a Fund may provide  nonstandardized  total return  results for differing  periods, such as for the most recent six months,  and/or  without  taking sales  charges into account.
Such  nonstandardized  total return is computed as otherwise  described  under "Total Return"
except  that the  result  may or may not be  annualized,  and as noted any  applicable  sales charge may not be taken  into  account  and  therefore  not  deducted  from the  hypothetical initial payment of $1,000.

DESCRIPTION OF DEBT RATINGS

A Fund's  investments  may range in quality from  securities  rated in the lowest category in which the Fund is permitted to invest to securities  rated in the highest  category (as rated by  Moody's  or  S&P  or,  if  unrated,  determined  by  Thrivent  Investment  Mgt.  to be of comparable  quality).  The  percentage  of  a  Fund's  assets  invested  in  securities  in a particular  rating  category will vary.  The following  terms are generally  used to describe the credit quality of fixed income securities:

High  Quality Debt  Securities  are those rated in one of the two highest  rating  categories
(the highest  category for commercial  paper) or, in unrated,  deemed  comparable by Thrivent
Investment Mgt.

Investment  Grade  Debt  Securities  are  those  rated  in  one of the  four  highest  rating categories or, if unrated, deemed comparable by Thrivent Investment Mgt.

Below Investment  Grade,  High Yield Securities ("Junk Bonds") are those rated lower than Baa by  Moody's  or BBB by S&P and  comparable  securities.  They  are  considered  predominantly speculative with respect to the issuer's ability to repay principal and interest.

 Moody's  Investors  Service,   Inc.  describes  grades  of  corporate  debt  securities  and
"Prime-1" and "Prime-2" commercial paper as follows:

Bonds:

Aaa Bonds that are rated Aaa are judged to be of the best  quality.  They carry the  smallest degree  of  investment  risk and are  generally  referred  to as "gilt  edged".  Interest payments are protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various protective  elements are likely to change, such changes as can be  visualized  are most  unlikely to impair the  fundamentally  strong  position of such issues.

Aa  Bonds  that are rated Aa are  judged to be of high  quality  by all  standards.  Together with the Aaa group they comprise what are generally  known as high grade bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large as in
    Aaa  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other  elements  present  which  make the long term  risks  appear  somewhat larger than in Aaa securities.

A   Bonds  which are rated A  possess  many  favorable  investment  attributes  and are to be considered as upper medium grade  obligations.  Factors giving  security to principal and
    interest  are   considered   adequate  but  elements  may  be  present  which  suggest  a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are  considered  as medium  grade  obligations,  i.e.,  they are neither highly  protected nor poorly secured.  Interest  payments and principal  security appear  adequate  for the present but certain  protective  elements may be lacking or may be  characteristically  unreliable  over any  great  length  of  time.  Such  bonds  lack outstanding  investment  characteristics and in fact have speculative  characteristics as well.

Ba  Bonds that are rated Ba are judged to have speculative  elements;  their future cannot be considered as well assured.  Often the protection of interest and principal  payments may be very  moderate  and thereby not well  safeguarded  during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B   Bonds  that are rated B  generally  lack  characteristics  of the  desirable  investment.
    Assurance  of interest and  principal  payments or of  maintenance  of other terms of the contract over any long period of time may be small.

Caa Bonds  that are rated Caa are of poor  standing.  Such  issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds that are rated Ca represent  obligations  which are  speculative  in a high degree.
    Such issues are often in default or have other marked shortcomings.

C   Bonds  that are rated C are the  lowest  rated  class of bonds and issues so rated can be regarded  as having  extremely  poor  prospects  of ever  attaining  any real  investment standing.

Commercial Paper:

Issuers  rated  Prime-1 (or related  supporting  institutions)  have a superior  capacity for repayment of senior  short-term  promissory  obligations.  Prime-1  repayment  capacity  will normally be evidenced by the following characteristics:

        o  Leading market positions in well-established industries.
        o  High rates of return of funds employed.
        o  Conservative  capitalization  structures with moderate  reliance on debt and ample asset protection.
        o  Broad  margins in  earnings  coverage  of fixed  financial  charges and high internal cash generation.
        o  Well  established  access  to a  range  of  financial  markets  and  assured sources of alternate liquidity.

Issuers  rated  Prime-2 (or  related  supporting  institutions)  have a strong  capacity  for repayment of senior  short-term  promissory  obligations.  This will normally be evidenced by many of the characteristics  cited above but to a lesser degree.  Earning trends and coverage ratios,  while sound,  will be more  subject to  variation.  Capitalization  characteristics, while  still  appropriate,  may be more  affected  by external  conditions.  Ample  alternate liquidity is maintained.

Standard  &  Poor's  Corporation  describes  grades  of  corporate  debt  securities  and "A"
commercial paper as follows:

Bonds:

AAA   Debt rated AAA has the highest  rating  assigned by Standard & Poor's.  Capacity to pay interest and repay principal is extremely strong.

AA    Debt rated AA has a very  strong  capacity  to pay  interest  and repay  principal  and differs from AAA issues only in small degree.

A     Debt  rated A is  somewhat  more  susceptible  to the  adverse  effects  of  changes in circumstances and economic  conditions than debt in higher rated  categories.  However, the obligor's  capacity to meet its financial  commitments  on the  obligation is still strong.

BBB   Debt rated BBB exhibits adequate  protection  parameters,  adverse economic  conditions or  changing  circumstances  are more  likely  to lead to a  weakened  capacity  of the obligor to meet its financial  commitments  on the  obligation in this category than in higher rated categories.

BB    Debt  rated  BB is  less  vulnerable  to  nonpayment  than  other  speculative  issues.
      However,  it faces  major  ongoing  uncertainties  or  exposure  to  adverse  business, financial,  or  economic  conditions  which  could lead to  inadequate  capacity of the obligor to meet its financial  commitments on the  obligation.  The BB rating  category is also  used for debt  subordinated  to  senior  debt  that is  assigned  an actual or implied BBB-rating.

B     Debt rated B is more  vulnerable to  nonpayment  but currently has the capacity to meet
      its  financial  commitments  on  the  obligation.   Adverse  business,   financial,  or
      economic  conditions  will likely impair the obligor's  capacity or willingness to meet its financial commitments on the obligation.

      The B rating  category  is also  used for debt  subordinated  to  senior  debt  that is assigned an actual or implied BB or BB- rating.

CCC   Debt rated CCC is vulnerable to nonpayment,  and is dependent upon favorable  business, financial,  and economic  conditions for the obligor to meet its financial  commitments
      on  the  obligation.  In  the  event  of  adverse  business,   financial,  or  economic
      conditions,  the  obligor  is not  likely to have the  capacity  to meet its  financial commitments on the obligation.

      The CCC  rating  category  is also used for debt  subordinated  to senior  debt that is assigned an actual or implied B or B- rating.

CC    The rating CC typically is currently highly vulnerable to nonpayment.

C     The  rating C  typically  is  applied  to debt  subordinated  to  senior  debt  that is assigned  an actual or implied  CCC- debt  rating.  The C rating may be used to cover a situation  where a bankruptcy  petition has been filed or similar action has been taken but payments on the obligation are being continued.

D     Debt rated D is in payment  default.  The D rating  category is used when  payments are not made on the date due even if the  applicable  grace period has not expired,  unless
      S&P believes that such  payments  will be made during such grace  period.  The D rating also will be used upon the  filing of a  bankruptcy  petition  or the taking of similar action if payments on the obligation are jeopardized.

Provisional Ratings:  The letter "p" indicates that the rating is provisional.  A provisional rating  assumes the  successful  completion  of the project  financed by the debt being rated and  indicates  that payment of debt service  requirements  is largely or entirely  dependent upon the  successful  and timely  completion  of the  project.  This rating,  however,  while addressing  credit quality  subsequent to completion of the project,  makes no comment on the likelihood of, or the risk of default upon failure of, such  completion.  The investor should exercise judgment with respect to such likelihood and risk.

Commercial  Paper:  Commercial  paper  rated  A by  Standard  &  Poor's  Corporation  has the following  characteristics:  liquidity ratios are better than the industry average; long-term senior debt rating is "A" or better  (however,  in some cases a "BBB" long-term rating may be acceptable);  the issuer has access to at least two additional  channels of borrowing;  basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

Also, the issuer's industry  typically is well established,  the issuer has a strong position within its industry and the  reliability and quality of management is  unquestioned.  Issuers rated A are  further  referred  to by use of numbers 1, 2 and 3 to denote  relative  strength within this classification.